UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS Lifecycle Long Range Fund

	Shares	Value ($)

Common Stocks 55.4%
Consumer Discretionary 5.1%
Auto Components 0.2%
Bridgestone Corp.	400	6,248
Compagnie Generale des Etablissements Michelin "B"	157	8,973
Cooper Tire & Rubber Co.	15,900	157,728
Denso Corp.	300	7,648
Magna International, Inc. "A"	300	12,729
Minth Group Ltd.	239,500	198,773
Spartan Motors, Inc.	16,900	191,477
Stoneridge, Inc.*	4,100	19,680
Tianneng Power International Ltd.	298,000	90,906
Toyota Industries Corp.	200	4,955

Xinyi Glass Holdings Co., Ltd.	292,000	251,212

		950,329
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	276	10,424
Daimler AG (Registered)	10,623	384,361
Fiat SpA*	4,275	43,369
Honda Motor Co., Ltd.	1,300	35,595
Mitsubishi Motors Corp.*	3,000	5,601
Nissan Motor Co., Ltd.	1,400	8,452
Renault SA*	194	7,162
Suzuki Motor Corp.	200	4,472
Toyota Motor Corp.	11,200	423,408
Volkswagen AG	98	33,175

		956,019
Distributors 0.0%
Jardine Cycle & Carriage Ltd.	2,000	26,473
Li & Fung Ltd.	16,000	42,461

		68,934
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	3,600	256,032
Brink's Home Security Holdings, Inc.*	1,600	45,296
Capella Education Co.*	3,600	215,820
Lincoln Educational Services Corp.*	6,200	129,766
Universal Technical Institute, Inc.*	800	11,944

		658,858
Hotels Restaurants & Leisure 1.0%
Accor SA	63	2,505
Ambassadors Group, Inc.	3,100	42,687
Ameristar Casinos, Inc.	6,100	116,083
Aristocrat Leisure Ltd.	2,777	8,439
Burger King Holdings, Inc.	4,900	84,623
Carnival PLC	221	5,864
Carrols Restaurant Group, Inc.*	1,500	9,990
Compass Group PLC	1,638	9,230
Cracker Barrel Old Country Store, Inc.	2,500	69,750
Crown Ltd.	3,651	21,275
Darden Restaurants, Inc.	13,500	445,230
Genting Singapore PLC*	51,000	23,942
Lottomatica SpA	479	9,248
Marriott International, Inc. "A"	19,875	438,639
McDonald's Corp.	34,800	2,000,652
MGM MIRAGE*	47,600	304,164
OPAP SA	3,495	92,821
P.F. Chang's China Bistro, Inc.*	5,900	189,154
Paddy Power PLC	7,381	172,237
PartyGaming PLC*	20,395	82,361
REXLot Holdings Ltd.*	2,625,000	206,437
Shangri-La Asia Ltd.	8,000	11,859
Sodexo	129	6,635
TABCORP Holdings Ltd.	4,915	28,284
Tatts Group Ltd.	9,284	19,044
Whitbread PLC	338	4,550
Wyndham Worldwide Corp.	19,500	236,340

		4,642,043

Household Durables 0.2%
Advanced Digital Broadcast Holdings SA (Registered)*	1,761	53,455
Electrolux AB "B"*	1,200	16,821
Garmin Ltd.	10,900	259,638
Husqvarna AB "B"*	1,300	7,139
La-Z-Boy, Inc.	8,700	41,064
Meritage Homes Corp.*	10,200	192,372
NVR, Inc.*	500	251,195
Panasonic Corp.	1,800	24,144
Rational AG	1,000	115,358
Ryland Group, Inc.	3,400	56,984
Sekisui House Ltd.	1,000	10,108
Sharp Corp.	1,000	10,317
Sony Corp.	600	15,499

		1,054,094
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	5,400	451,764
Leisure Equipment & Products 0.1%
Hasbro, Inc.	13,100	317,544
Smith & Wesson Holding Corp.*	28,700	163,016
Sturm, Ruger & Co., Inc.	6,900	85,836

		566,396
Media 1.5%
Aegis Group PLC	54,150	82,193
British Sky Broadcasting Group PLC	1,807	13,556
Carmike Cinemas, Inc.	2,900	24,302
Cinemark Holdings, Inc.	10,800	122,256
Comcast Corp. "A"	122,100	1,769,229
DISH Network Corp. "A"*	20,600	333,926
Fairfax Media Ltd.	17,056	16,696
Gestevision Telecinco SA	500	4,690
JC Decaux SA*	7,317	116,452
Lagardere SCA	166	5,525
Marvel Entertainment, Inc.*	2,500	88,975
Mediacom Communications Corp. "A"*	34,000	173,740
Mediaset SpA	4,536	25,508
Pearson PLC	966	9,703
Publicis Groupe	212	6,473
Reed Elsevier NV	17,860	196,965
Reed Elsevier PLC	2,143	15,979
Scripps Networks Interactive "A"	12,400	345,092
SES "A" (FDR)	261	4,983
Shaw Communications, Inc. "B"	1,100	18,517
Singapore Press Holdings Ltd.	25,000	54,429
Television Broadcasts Ltd.	2,000	7,810
Thomson Reuters Corp.	2,100	61,114
Thomson Reuters PLC	202	5,764
Time Warner Cable, Inc.	51,100	1,618,337
Time Warner, Inc.	66,700	1,680,173
Vivendi	703	16,840
Wolters Kluwer NV	7,365	128,873
WPP PLC	1,283	8,533

		6,956,633
Multiline Retail 0.2%
Canadian Tire Corp., Ltd. "A"	200	9,457

Harvey Norman Holdings Ltd.	3,399	9,005
Kohl's Corp.*	4,000	171,000
Macy's, Inc.	56,100	659,736
Marks & Spencer Group PLC	1,707	8,615
Next PLC	252	6,107
PPR	86	7,037

		870,957
Specialty Retail 0.9%
Advance Auto Parts, Inc.	4,500	186,705
Aeropostale, Inc.*	7,100	243,317
American Eagle Outfitters, Inc.	8,900	126,113
Asbury Automotive Group, Inc.	2,200	22,528
Best Buy Co., Inc.	5,000	167,450
Big 5 Sporting Goods Corp.	13,400	148,204
Cato Corp. "A"	4,000	69,760
Children's Place Retail Stores, Inc.*	2,000	52,860
Esprit Holdings Ltd.	7,600	42,512
Foot Locker, Inc.	36,700	384,249
Gymboree Corp.*	4,000	141,920
Hennes & Mauritz AB "B"	6,636	331,744
Hot Topic, Inc.*	3,000	21,930
Industria de Diseno Textil SA	1,565	75,210
J. Crew Group, Inc.*	1,900	51,338
Jos. A. Bank Clothiers, Inc.*	5,800	199,868
Kingfisher PLC	2,909	8,528
Lowe's Companies, Inc.	17,700	343,557
Nitori Co., Ltd.	1,300	92,268
Office Depot, Inc.*	92,600	422,256
Rent-A-Center, Inc.*	11,000	196,130
Ross Stores, Inc.	800	30,880
The Buckle, Inc.	5,950	189,031
TJX Companies, Inc.	10,000	314,600
Tractor Supply Co.*	5,200	214,864
Urban Outfitters, Inc.*	6,000	125,220

		4,203,042
Textiles, Apparel & Luxury Goods 0.6%
Adidas AG	193	7,354
Billabong International Ltd.	200	1,405
Carter's, Inc.*	7,900	194,419
Coach, Inc.	13,000	349,440
Compagnie Financiere Richemont SA "A"	13,915	289,930
Deckers Outdoor Corp.*	1,400	98,378
Fuqi International, Inc.*	700	14,497
G-III Apparel Group Ltd.*	7,000	80,430
Gildan Activewear, Inc.*	600	8,888
Hermes International	29	4,036
Jones Apparel Group, Inc.	5,100	54,723
Luxottica Group SpA*	740	15,390
LVMH Moet Hennessy Louis Vuitton SA	86	6,582
Maidenform Brands, Inc.*	1,300	14,911
NIKE, Inc. "B"	20,700	1,071,846
Polo Ralph Lauren Corp.	1,400	74,956
Steven Madden Ltd.*	6,500	165,425
Swatch Group AG (Bearer)	123	19,779
Swatch Group AG (Registered)	299	9,804

Timberland Co. "A"*	2,600	34,502
Yue Yuen Industrial (Holdings) Ltd.	5,000	11,203

		2,527,898
Consumer Staples 4.9%
Beverages 0.7%
Anheuser-Busch InBev NV	2,032	73,563
Asahi Breweries Ltd.	2,000	28,721
C&C Group PLC	63,619	214,858
Carlsberg AS "B"	7,892	507,282
Central European Distribution Corp.*	4,300	114,251
Coca-Cola Co.	3,800	182,362
Coca-Cola Amatil Ltd.	1,082	7,495
Coca-Cola Bottling Co. Consolidated	2,400	132,312
Coca-Cola Enterprises, Inc.	15,200	253,080
Coca-Cola Hellenic Bottling Co. SA	5,200	106,553
Diageo PLC	1,840	26,424
Foster's Group Ltd.	3,848	15,949
Heineken Holding NV	239	7,604
Heineken NV	1,084	40,275
Kirin Holdings Co., Ltd.	4,000	55,841
PepsiCo, Inc.	26,600	1,461,936
Pernod Ricard SA	701	44,256
SABMiller PLC	640	13,028
Sapporo Holdings Ltd.	3,000	17,111

		3,302,901
Food & Staples Retailing 1.3%
Aeon Co., Ltd.	4,000	39,401
Alimentation Couche-Tard, Inc. "B"	700	8,467
Carrefour SA	2,512	107,457
Casino Guichard-Perrachon SA	123	8,308
Colruyt SA	54	12,323
CVS Caremark Corp.	9,600	305,952
Delhaize Group	280	19,714
FamilyMart Co., Ltd.	400	12,537
George Weston Ltd.	300	15,047
Koninklijke Ahold NV	6,240	71,704
Lawson, Inc.	400	17,578
Loblaw Companies Ltd.	500	14,938
Metro AG	2,015	96,322
Metro, Inc. "A"	600	19,612
Seven & I Holdings Co., Ltd.	9,700	227,573
Shoppers Drug Mart Corp.	1,000	42,978
SUPERVALU, Inc.	62,700	811,965
Sysco Corp.	59,100	1,328,568
Tesco PLC	4,446	25,914
The Andersons, Inc.	6,200	185,628
UNY Co., Ltd.	1,800	15,313
Village Super Market, Inc. "A"	500	14,875
Wal-Mart Stores, Inc.	49,200	2,383,248
Walgreen Co.	6,600	194,040
Wesfarmers Ltd.	1,881	34,241
William Morrison Supermarkets PLC	2,064	8,043
Winn-Dixie Stores, Inc.*	900	11,286

Woolworths Ltd.	2,188	46,266

		6,079,298
Food Products 1.1%
Ajinomoto Co., Inc.	3,000	23,706
Archer-Daniels-Midland Co.	71,000	1,900,670
Aryzta AG*	243	7,817
Bunge Ltd.	24,800	1,494,200
Cadbury PLC	710	6,065
DANONE SA	2,027	100,243
Darling International, Inc.*	13,000	85,800
Diamond Foods, Inc.	5,500	153,450
Green Mountain Coffee Roasters, Inc.*	2,550	150,756
Kikkoman Corp.	1,000	10,010
Lancaster Colony Corp.	200	8,814
MEIJI Holdings Co., Ltd.*	400	16,076
Nestle SA (Registered)	20,364	768,561
Nippon Meat Packers, Inc.	1,000	12,612
Nisshin Seifun Group, Inc.	1,000	11,872
Nissin Foods Holdings Co., Ltd.	400	12,118
Saputo, Inc.	600	12,520
Suedzucker AG	1,156	23,512
SunOpta, Inc.*	44,900	107,311
Toyo Suisan Kaisha Ltd.	1,000	20,639
Unilever NV (CVA)	8,200	197,896
Unilever PLC	740	17,365
Viterra, Inc.*	1,300	11,288
Yakult Honsha Co., Ltd.	600	11,431
Yamazaki Baking Co., Ltd.	1,000	11,280

		5,176,012
Household Products 1.2%
Colgate-Palmolive Co.	20,200	1,428,948
Energizer Holdings, Inc.*	11,100	579,864
Henkel AG & Co. KGaA	2,183	58,864
Kao Corp.	2,000	43,587
Kimberly-Clark Corp.	29,800	1,562,414
Procter & Gamble Co.	35,200	1,798,720
Reckitt Benckiser Group PLC	266	12,123
Unicharm Corp.	200	15,268

		5,499,788
Personal Products 0.1%
Beiersdorf AG	1,634	77,027
Chattem, Inc.*	1,800	122,580
China Sky One Medical, Inc.*	2,700	36,396
L'Oreal SA	932	69,777
Shiseido Co., Ltd.	2,000	32,724

		338,504
Tobacco 0.5%
Altria Group, Inc.	18,500	303,215
British American Tobacco PLC	1,068	29,504
Imperial Tobacco Group PLC	475	12,355
Japan Tobacco, Inc.	87	271,175
Lorillard, Inc.	4,700	318,519
Philip Morris International, Inc.	28,000	1,221,360
Reynolds American, Inc.	5,500	212,410

		2,368,538

Energy 6.4%
Energy Equipment & Services 1.1%
AMEC PLC	25,237	271,722
Cameron International Corp.*	26,200	741,460
Dawson Geophysical Co.*	3,400	101,490
Dresser-Rand Group, Inc.*	8,600	224,460
Geokinetics, Inc.*	14,900	203,385
John Wood Group PLC	23,179	102,182
Lamprell PLC	44,537	84,213
Oil States International, Inc.*	10,100	244,521
Parker Drilling Co.*	41,000	177,940
Prosafe Production Public Ltd.*	28,000	52,852
Prosafe SE	18,240	86,250
Rowan Companies, Inc.	39,700	767,004
Saipem SpA	10,298	251,379
SBM Offshore NV	13,408	229,669
Schlumberger Ltd.	9,800	530,278
Seadrill Ltd.	1,500	21,553
Shinko Plantech Co., Ltd.	21,500	169,574
Technip SA	115	5,653
Tecnicas Reunidas SA	2,372	111,938
Tenaris SA	591	7,990
Transocean Ltd.*	8,200	609,178
Union Drilling, Inc.*	10,300	68,186
Willbros Group, Inc.*	13,800	172,638
WorleyParsons Ltd.	411	7,830

		5,243,345
Oil, Gas & Consumable Fuels 5.3%
Alpha Natural Resources, Inc.*	6,100	160,247
Anadarko Petroleum Corp.	14,900	676,311
Apache Corp.	5,000	360,750
BG Group PLC	21,599	362,905
Bill Barrett Corp.*	900	24,714
BP PLC	5,465	43,245
Cameco Corp.	200	5,131
Canadian Natural Resources Ltd.	200	10,521
Canadian Oil Sands Trust (Units)	200	4,778
Chevron Corp.	21,600	1,431,000
ConocoPhillips	62,500	2,628,750
Cosmo Oil Co., Ltd.	5,000	16,945
CVR Energy, Inc.*	7,000	51,310
Devon Energy Corp.	31,100	1,694,950
Enbridge, Inc.	200	6,940
EnCana Corp.	300	14,874
Encore Acquisition Co.*	19,200	592,320
Eni SpA	3,695	87,656
EOG Resources, Inc.	8,700	590,904
EXCO Resources, Inc.*	36,200	467,704
ExxonMobil Corp.	97,700	6,830,207
Forest Oil Corp.*	29,600	441,632
Gazprom (ADR)	20,600	419,766
Hess Corp.	12,100	650,375
Husky Energy, Inc.	200	5,593
Idemitsu Kosan Co., Ltd.	200	17,100

Imperial Oil Ltd.	400	15,517
INPEX Corp.	4	31,861
Japan Petroleum Exploration Co., Ltd.	300	16,553
LUKOIL (ADR)*	3,800	169,777
Marathon Oil Corp.	45,100	1,358,863
Murphy Oil Corp.	15,100	820,232
Nexen, Inc.	300	6,518
Nippon Mining Holdings, Inc.	5,000	25,805
Nippon Oil Corp.	7,000	41,202
Occidental Petroleum Corp.	12,000	789,720
OMV AG	3,039	113,927
Origin Energy Ltd.	2,078	24,452
Paladin Energy Ltd.*	1,779	7,005
Petro-Canada	300	11,586
PetroChina Co., Ltd. "H"	352,000	388,328
Repsol YPF SA	5,754	129,032
Royal Dutch Shell PLC "A"	1,131	28,325
Royal Dutch Shell PLC "B"	862	21,762
Santos Ltd.	1,760	20,676
Showa Shell Sekiyu KK	700	7,378
Southwestern Energy Co.*	5,200	202,020
StatoilHydro ASA	17,300	341,743
Suncor Energy, Inc.	400	12,164
Talisman Energy, Inc.	400	5,747
Tesoro Corp.	9,900	126,027
TonenGeneral Sekiyu KK	1,000	10,163
Total SA	1,809	97,979
Tullow Oil PLC	330	5,106
Ultra Petroleum Corp.*	9,500	370,500
Valero Energy Corp.	23,100	390,159
Venoco, Inc.*	17,400	133,458
Williams Companies, Inc.	25,700	401,177
Woodside Petroleum Ltd.	8,448	292,736
XTO Energy, Inc.	17,200	656,008

		24,670,134
Financials 8.1%
Capital Markets 2.1%
Affiliated Managers Group, Inc.*	1,600	93,104
Ashmore Group PLC	55,129	171,662
Bank of New York Mellon Corp.	49,300	1,444,983
Credit Suisse Group AG (Registered)	9,267	423,035
Daiwa Securities Group, Inc.	1,000	5,911
Duff & Phelps Corp. "A"	5,000	88,900
Franklin Resources, Inc.	16,500	1,188,165
Jefferies Group, Inc.*	6,800	145,044
Julius Baer Holding AG (Registered)	167	6,511
KBW, Inc.*	6,900	198,444
Knight Capital Group, Inc. "A"*	400	6,820
Lazard Ltd. "A"	8,100	218,052
Marfin Investment Group SA	2,080	8,862
Mediobanca SpA	451	5,421
Morgan Stanley	9,700	276,547
Nomura Holdings, Inc.	1,300	10,892
Northern Trust Corp.	4,000	214,720

Partners Group Holding AG	1,700	165,195
Prospect Capital Corp.	1,089	10,019
State Street Corp.	11,600	547,520
T. Rowe Price Group, Inc.	20,100	837,567
The Goldman Sachs Group, Inc.	22,200	3,273,168
UBS AG (Registered)*	31,415	384,354
Waddell & Reed Financial, Inc. "A"	7,000	184,590

		9,909,486
Commercial Banks 1.6%
Alpha Bank AE*	13,647	147,463
Anglo Irish Bank Corp. PLC	18,150	5,525
Australia & New Zealand Banking Group Ltd.	764	10,100
Banca Monte dei Paschi di Siena SpA	1,647	2,660
Banco Bilbao Vizcaya Argentaria SA	1,421	17,907
Banco de Sabadell SA	831	5,196
Banco Popular Espanol SA	820	7,175
Banco Santander SA	37,531	452,923
Bank of Cyprus Public Co., Ltd.	2,050	11,431
Bank of East Asia Ltd.	2,640	8,009
Bank of Montreal	200	8,429
Barclays PLC	3,017	14,052
BNP Paribas	5,192	336,929
BOC Hong Kong (Holdings) Ltd.	2,500	4,425
Bryn Mawr Bank Corp.	900	16,983
Canadian Imperial Bank of Commerce	200	10,026
China Construction Bank Corp. "H"	283,400	218,736
Chuo Mitsui Trust Holdings, Inc.	2,000	7,590
Commonwealth Bank of Australia	655	20,480
Credit Agricole SA	800	10,020
Danske Bank AS*	3,827	66,059
DBS Group Holdings Ltd.	3,000	24,346
Dexia SA*	2,199	16,675
DnB NOR ASA*	45,900	351,433
EFG Eurobank Ergasias*	1,146	11,938
Erste Group Bank AG	2,020	54,883
Hang Seng Bank Ltd.	600	8,479
Harleysville National Corp.	900	4,230
HSBC Holdings PLC	59,064	490,327
Industrial & Commercial Bank of China Ltd. "H"	563,000	391,710
Intesa Sanpaolo*	5,038	16,334
KBC Groep NV*	710	12,952
Lloyds Banking Group PLC	4,732	5,446
Marshall & Ilsley Corp.	79,300	380,640
Mitsubishi UFJ Financial Group, Inc.	8,300	51,022
Mizuho Financial Group, Inc.	7,992	18,588
Mizuho Trust & Banking Co., Ltd.*	6,000	7,725
National Australia Bank Ltd.	760	13,683
National Bank of Greece SA*	976	26,741
Nordea Bank AB	5,872	46,591
Oriental Financial Group, Inc.	18,500	179,450
Oversea-Chinese Banking Corp., Ltd.	1,000	4,599
Park National Corp.	2,800	158,144
Piraeus Bank SA	1,201	11,838
PNC Financial Services Group, Inc.	6,700	260,027
Prosperity Bancshares, Inc.	7,000	208,810

Raiffeisen International Bank-Holding AG	693	24,066
Regions Financial Corp.	70,700	285,628
Resona Holdings, Inc.	400	5,607
Royal Bank of Canada	500	20,449
Santander BanCorp.*	10,800	75,168
Skandinaviska Enskilda Banken AB "A"*	2,289	10,061
Societe Generale	329	17,950
Southside Bancshares, Inc.	7,540	172,440
Standard Chartered PLC	289	5,443
Sumitomo Mitsui Financial Group, Inc.	800	32,351
Sumitomo Trust & Banking Co., Ltd.	1,000	5,383
Svenska Handelsbanken AB "A"	898	16,969
The Bancorp., Inc.*	6,200	37,200
The Bank of Yokohama Ltd.	1,000	5,326
The Shizuoka Bank Ltd.	1,000	9,878
Tompkins Financial Corp.	3,600	172,620
Toronto-Dominion Bank	400	20,665
Trustmark Corp.	5,800	112,056
UBI Banca - Unione di Banche Italiane ScpA	562	7,336
UniCredit SpA*	13,173	33,749
United Overseas Bank Ltd.	2,000	20,203
Wells Fargo & Co.	69,500	1,686,070
Westamerica Bancorp.	3,800	188,518
Westpac Banking Corp.	1,148	18,596
Wing Hang Bank Ltd.	27,500	242,465
Wintrust Financial Corp.	6,700	107,736

		7,472,662
Consumer Finance 0.1%
Aeon Credit Service Co., Ltd.	8,000	104,153
American Express Co.	1,800	41,832
Nelnet, Inc. "A"*	15,000	203,850
World Acceptance Corp.*	2,500	49,775

		399,610
Diversified Financial Services 2.0%
Bank of America Corp.	263,200	3,474,240
Citigroup, Inc.	120,300	357,291
Compagnie Nationale a Portefeuille	311	15,035
Deutsche Boerse AG	80	6,218
Encore Capital Group, Inc.*	4,400	58,300
Financiere Marc de Lacharriere SA	2,815	154,207
Fortis*	126,622	431,707
Groupe Bruxelles Lambert SA	411	30,099
Hellenic Exchanges SA	9,700	108,176
Hong Kong Exchanges & Clearing Ltd.	1,000	15,527
ING Groep NV (CVA)	34,808	350,346
IntercontinentalExchange, Inc.*	10,500	1,199,520
Investor AB "B"	491	7,594
JPMorgan Chase & Co.	85,500	2,916,405
MSCI, Inc. "A"*	4,050	98,982
PHH Corp.*	11,100	201,798
Pohjola Bank PLC "A"	1,664	13,309
Singapore Exchange Ltd.	2,000	9,771

		9,448,525

Insurance 1.3%
Aegon NV	3,925	24,141
Allianz SE (Registered)	3,345	309,318
Allied World Assurance Co. Holdings Ltd.	7,100	289,893
Allstate Corp.	45,200	1,102,880
American Equity Investment Life Holding Co.	29,100	162,378
AMP Ltd.	1,450	5,682
Assicurazioni Generali SpA	804	16,780
Assurant, Inc.	7,000	168,630
Assured Guaranty Ltd.	15,700	194,366
AXA SA	18,707	353,662
China Life Insurance Co., Ltd. "H"	102,000	379,260
Greenlight Capital Re Ltd. "A"*	6,700	115,977
Loews Corp.	49,900	1,367,260
Maiden Holdings Ltd.	17,600	115,456
Manulife Financial Corp.	300	5,207
Meadowbrook Insurance Group, Inc.	20,700	135,171
Mitsui Sumitomo Insurance Group Holdings, Inc.	300	7,823
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	158	21,369
NIPPONKOA Insurance Co., Ltd.	1,000	5,800
Power Corp. of Canada	300	6,923
Progressive Corp.*	20,100	303,711
Prudential Financial, Inc.	20,100	748,122
Prudential PLC	874	5,947
QBE Insurance Group Ltd.	612	9,765
Sampo Oyj "A"	4,274	80,652
Sompo Japan Insurance, Inc.	1,000	6,639
Sun Life Financial, Inc.	100	2,700
Swiss Re (Registered)	287	9,496
Tokio Marine Holdings, Inc.	500	13,732
Topdanmark AS*	150	17,530
Trygvesta AS	177	10,442
Validus Holdings Ltd.	3,600	79,128
Vienna Insurance Group	489	21,254
Zurich Financial Services AG (Registered)	109	19,294

		6,116,388
Real Estate Investment Trusts 0.7%
AMB Property Corp. (REIT)	3,600	67,716
American Campus Communities, Inc. (REIT)	500	11,090
Annaly Capital Management, Inc. (REIT)	36,300	549,582
Apartment Investment & Management Co. "A" (REIT)	5,000	44,250
AvalonBay Communities, Inc. (REIT)	3,300	184,602
BioMed Realty Trust, Inc. (REIT)	7,400	75,702
Boston Properties, Inc. (REIT)	3,800	181,260
Cogdell Spencer, Inc. (REIT)	7,300	31,317
Colonial Properties Trust (REIT)	7,300	54,020
Corio NV (REIT)	101	4,923
Cousins Properties, Inc. (REIT)	2,878	24,463
Developers Diversified Realty Corp. (REIT)	13,800	67,344
Digital Realty Trust, Inc. (REIT)	1,700	60,945
EastGroup Properties, Inc. (REIT)	2,500	82,550
Entertainment Properties Trust (REIT)	3,600	74,160
Equity Residential (REIT)	7,200	160,056
First Industrial Realty Trust, Inc. (REIT)	11,100	48,285
Glimcher Realty Trust (REIT)	5,400	15,660
HCP, Inc. (REIT)	3,500	74,165

Healthcare Realty Trust, Inc. (REIT)	4,500	75,735
Home Properties, Inc. (REIT)	2,600	88,660
Hospitality Properties Trust (REIT)	5,900	70,151
Host Hotels & Resorts, Inc. (REIT)	11,000	92,290
Kilroy Realty Corp. (REIT)	3,300	67,782
Kimco Realty Corp. (REIT)	8,200	82,410
LaSalle Hotel Properties (REIT)	4,500	55,530
Lexington Realty Trust (REIT)	12,531	42,605
National Retail Properties, Inc. (REIT)	4,600	79,810
Pennsylvania Real Estate Investment Trust (REIT)	7,200	36,000
Potlatch Corp. (REIT)	1,200	29,148
ProLogis (REIT)	5,800	46,748
Rayonier, Inc. (REIT)	1,100	39,985
Redwood Trust, Inc. (REIT)	5,300	78,228
Simon Property Group, Inc. (REIT)	2,421	124,512
Strategic Hotels & Resorts, Inc. (REIT)	4,200	4,662
Sunstone Hotel Investors, Inc. (REIT)	5,609	30,008
Unibail-Rodamco (REIT)	39	5,824
Vornado Realty Trust (REIT)	8,159	367,400
Washington Real Estate Investment Trust (REIT)	3,300	73,821
Westfield Group (REIT)	1,301	11,850

		3,315,249
Real Estate Management & Development 0.2%
AEON Mall Co., Ltd.	7,000	132,455
Brookfield Asset Management, Inc. "A"	400	6,844
CapitaLand Ltd.	5,000	12,699
Cheung Kong (Holdings) Ltd.	1,000	11,438
City Developments Ltd.	1,000	5,903
Daiwa House Industry Co., Ltd.	1,000	10,716
Hang Lung Properties Ltd.	3,000	9,729
Henderson Land Development Co., Ltd.	1,000	5,682
Immoeast AG*	39,861	100,409
Midland Holdings Ltd.	226,000	136,016
Mitsubishi Estate Co., Ltd.	1,000	16,566
Mitsui Fudosan Co., Ltd.	1,000	17,325
New World Development Co., Ltd.	3,000	5,384
Soho China	328,500	200,042
Sumitomo Realty & Development Co., Ltd.	7,000	127,331
Sun Hung Kai Properties Ltd.	1,000	12,486
Swire Pacific Ltd. "A"	1,000	9,960
The St. Joe Co.*	1,100	29,139
Wharf Holdings Ltd.	2,000	8,468

		858,592
Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	7,200	61,776
Bank Mutual Corp.	18,300	159,576
NASB Financial, Inc.	800	22,880

		244,232
Health Care 7.6%
Biotechnology 1.3%
Actelion Ltd. (Registered)*	257	13,477
Alexion Pharmaceuticals, Inc.*	2,600	106,912
Amgen, Inc.*	12,800	677,632
BioMarin Pharmaceutical, Inc.*	4,000	62,440

Celgene Corp.*	25,900	1,239,056
CSL Ltd.	3,319	85,782
Cubist Pharmaceuticals, Inc.*	10,800	197,964
Enzon Pharmaceuticals, Inc.*	22,100	173,927
Gilead Sciences, Inc.*	45,100	2,112,484
Grifols SA	23,598	417,357
Intercell AG*	11,658	399,612
Isis Pharmaceuticals, Inc.*	3,800	62,700
Metabolix, Inc.*	5,200	42,744
Myriad Genetics, Inc.*	6,600	235,290
Myriad Pharmaceuticals, Inc.*	1,875	8,719
PDL BioPharma, Inc.	24,300	191,970

		6,028,066
Health Care Equipment & Supplies 0.7%
American Medical Systems Holdings, Inc.*	12,900	203,820
Baxter International, Inc.	9,700	513,712
bioMerieux	84	7,368
Cochlear Ltd.	295	13,703
Coloplast AS "B"	348	23,977
Edwards Lifesciences Corp.*	12,500	850,375
Elekta AB "B"	3,300	48,491
Essilor International SA	1,025	48,932
ev3, Inc.*	3,900	41,808
Nobel Biocare Holding AG (Registered)	2,253	49,390
NxStage Medical, Inc.*	15,200	89,680
Olympus Corp.	1,000	23,499
Smith & Nephew PLC	2,697	19,995
Somanetics Corp.*	9,900	163,449
Sonova Holding AG (Registered)	88	7,162
St. Jude Medical, Inc.*	17,600	723,360
Synthes, Inc.	129	12,487
Terumo Corp.	800	35,216
Thoratec Corp.*	10,400	278,512
William Demant Holding AS*	383	19,823

		3,174,759
Health Care Providers & Services 2.3%
Aetna, Inc.	70,600	1,768,530
Alfresa Holdings Corp.	200	9,205
Amedisys, Inc.*	6,000	198,120
AMERIGROUP Corp.*	8,200	220,170
AmerisourceBergen Corp.	11,300	200,462
Centene Corp.*	9,300	185,814
Coventry Health Care, Inc.*	124,400	2,327,524
Diagnosticos da America*	8,200	143,955
Emergency Medical Services Corp. "A"*	3,800	139,916
Express Scripts, Inc.*	19,600	1,347,500
Fresenius Medical Care AG & Co. KGaA	24,285	1,083,802
Gentiva Health Services, Inc.*	2,900	47,734
Healthspring, Inc.*	16,800	182,448
Laboratory Corp. of America Holdings*	7,900	535,541
LHC Group, Inc.*	7,500	166,575
Magellan Health Services, Inc.*	6,100	200,202
Medco Health Solutions, Inc.*	20,500	935,005
Mediceo Paltac Holdings Co., Ltd.	600	6,866
Owens & Minor, Inc.	3,900	170,898

Providence Service Corp.*	5,200	56,940
RehabCare Group, Inc.*	7,800	186,654
Sonic Healthcare Ltd.	1,970	19,503
Suzuken Co., Ltd.	300	8,675
Triple-S Management Corp. "B"*	2,200	34,298
UnitedHealth Group, Inc.	18,000	449,640

		10,625,977
Health Care Technology 0.0%
So-net M3, Inc.	29	91,594
Life Sciences Tools & Services 0.2%
Accelrys, Inc.*	11,100	65,601
Cambrex Corp.*	29,100	119,892
ICON PLC (ADR)	10,900	235,222
Life Sciences Research, Inc.*	4,500	32,265
Life Technologies Corp.*	4,700	196,084
Lonza Group AG (Registered)	90	8,939
QIAGEN NV*	14,000	259,854

		917,857
Pharmaceuticals 3.1%
Abbott Laboratories	42,900	2,018,016
Astellas Pharma, Inc.	1,900	67,116
AstraZeneca PLC	4,025	177,250
Bayer AG	6,372	342,151
Caraco Pharmaceutical Laboratories Ltd.*	7,600	23,332
Chugai Pharmaceutical Co., Ltd.	900	17,147
Daiichi Sankyo Co., Ltd.	3,000	53,681
Dainippon Sumitomo Pharma Co., Ltd.	1,000	8,739
Eisai Co., Ltd.	1,200	42,697
Eli Lilly & Co.	76,700	2,656,888
Flamel Technologies SA (ADR)*	22,061	154,427
GlaxoSmithKline PLC	14,217	250,355
H. Lundbeck AS	902	17,182
Hisamitsu Pharmaceutical Co., Inc.	200	6,213
Johnson & Johnson	38,200	2,169,760
Kyowa Hakko Kirin Co., Ltd.	2,000	22,557
Matrixx Initiatives, Inc.*	27,500	153,725
Merck & Co., Inc.	32,200	900,312
Merck KGaA	117	11,928
MiddleBrook Pharmaceuticals, Inc.*	60,000	81,000
Mitsubishi Tanabe Pharma Corp.	1,000	11,492
Mylan, Inc.*	20,800	271,440
Novartis AG (Registered)	4,160	169,014
Noven Pharmaceuticals, Inc.*	6,700	95,810
Novo Nordisk AS "B"	7,111	386,497
Ono Pharmaceutical Co., Ltd.	400	17,697
Par Pharmaceutical Companies, Inc.*	12,500	189,375
Pfizer, Inc.	232,200	3,483,000
Roche Holding AG (Genusschein)	1,528	207,883
Sanofi-Aventis	5,720	336,400
Santen Pharmaceutical Co., Ltd.	400	12,166
Shionogi & Co., Ltd.	1,000	19,318
Shire PLC	1,642	22,647
Taisho Pharmaceutical Co., Ltd.	1,000	18,926
Takeda Pharmaceutical Co., Ltd.	3,100	120,456

Tsumura & Co.	400	12,464
Valeant Pharmaceuticals International*	6,700	172,324

		14,721,385
Industrials 6.2%
Aerospace & Defense 1.9%
American Science & Engineering, Inc.	2,600	179,712
BAE Systems PLC	5,006	27,944
BE Aerospace, Inc.*	8,300	119,188
Bombardier, Inc. "B"	2,600	7,712
CAE, Inc.	23,100	137,033
Cobham PLC	1,695	4,835
Cubic Corp.	4,900	175,371
DynCorp International, Inc. "A"*	9,500	159,505
European Aeronautic Defence & Space Co.	334	5,413
Finmeccanica SpA	2,265	31,961
General Dynamics Corp.	30,000	1,661,700
Lockheed Martin Corp.	17,600	1,419,440
Northrop Grumman Corp.	29,300	1,338,424
Precision Castparts Corp.	2,800	204,484
Raytheon Co.	29,700	1,319,571
Rockwell Collins, Inc.	19,100	797,043
Rolls-Royce Group PLC*	2,741	16,343
Singapore Technologies Engineering Ltd.	6,000	10,127
United Technologies Corp.	21,100	1,096,356

		8,712,162
Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)	696	9,097
FedEx Corp.	9,100	506,142
TNT NV	1,419	27,639
Toll Holdings Ltd.	2,709	13,440
United Parcel Service, Inc. "B"	3,700	184,963

		741,281
Airlines 0.1%
Allegiant Travel Co.*	5,100	202,164
Hawaiian Holdings, Inc.*	35,700	214,914
Qantas Airways Ltd.	4,271	6,890
Ryanair Holdings PLC (ADR)*	5,700	161,823
Singapore Airlines Ltd.	1,000	9,162

		594,953
Building Products 0.1%
AAON, Inc.	3,400	67,728
Apogee Enterprises, Inc.	5,600	68,880
Asahi Glass Co., Ltd.	1,000	7,980
Assa Abloy AB "B"	600	8,363
Compagnie de Saint-Gobain	7,661	256,156
Daikin Industries Ltd.	200	6,394
Geberit AG (Registered)*	86	10,599
Griffon Corp.*	12,900	107,328
Wienerberger AG*	7,944	98,762

		632,190
Commercial Services & Supplies 0.5%
Babcock International Group PLC	31,075	246,402
Brambles Ltd.	5,275	25,236

Deluxe Corp.	14,000	179,340
G4S PLC	1,879	6,462
R.R. Donnelley & Sons Co.	64,200	746,004
Ritchie Bros. Auctioneers, Inc.	400	9,388
Rollins, Inc.	7,700	133,287
Schawk, Inc.	8,400	63,084
Secom Co., Ltd.	100	4,056
Securitas AB "B"	381	3,243
Serco Group PLC	28,950	201,132
Standard Register Co.	3,300	10,758
Stericycle, Inc.*	14,000	721,420
Tetra Tech, Inc.*	3,000	85,950
Toppan Printing Co., Ltd.	1,000	10,049

		2,445,811
Construction & Engineering 0.5%
ACS, Actividades de Construccion y Servicios SA	722	36,608
Aecom Technology Corp.*	10,900	348,800
Bouygues SA	261	9,815
Chicago Bridge & Iron Co. NV (NY Registered Shares)	8,200	101,680
Dycom Industries, Inc.*	9,400	104,058
EMCOR Group, Inc.*	6,900	138,828
Fluor Corp.	15,200	779,608
Fomento de Construcciones y Contratas SA	117	4,806
Granite Construction, Inc.	3,100	103,168
Great Lakes Dredge & Dock Co.	18,000	86,040
Grupo Ferrovial SA	227	7,305
Koninklijke Boskalis Westminster NV	256	5,805
Leighton Holdings Ltd.	482	9,075
Michael Baker Corp.*	1,900	80,484
Skanska AB "B"	731	8,175
SNC-Lavalin Group, Inc.	300	11,052
URS Corp.*	7,900	391,208
Vinci SA	385	17,279

		2,243,794
Electrical Equipment 0.4%
ABB Ltd. (Registered)*	19,323	304,154
Alstom SA	3,244	192,001
AMETEK, Inc.	35,300	1,220,674
Emerson Electric Co.	2,100	68,040
Gamesa Corp. Tecnologica SA	791	15,017
Mitsubishi Electric Corp.	3,000	18,876
Prysmian SpA	692	10,425
Renewable Energy Corp. AS*	2,200	17,201
Schneider Electric SA	127	9,713
SGL Carbon SE*	4,500	139,388
Sumitomo Electric Industries Ltd.	600	6,726
Vestas Wind Systems AS*	809	58,157

		2,060,372
Industrial Conglomerates 0.5%
3M Co.	4,600	276,460
Carlisle Companies, Inc.	8,400	201,936
CSR Ltd.	8,085	11,010
Fraser & Neave Ltd.	4,000	10,762
General Electric Co.	144,100	1,688,852

Hutchison Whampoa Ltd.	9,000	58,506
Keppel Corp., Ltd.	5,000	23,738
Koninklijke (Royal) Philips Electronics NV	2,982	55,141
NWS Holdings Ltd.	5,000	9,000
Orkla ASA	6,100	44,438
SembCorp Industries Ltd.	4,000	8,316
Siemens AG (Registered)	637	44,100
Smiths Group PLC	609	7,048

		2,439,307
Machinery 0.7%
AB SKF "B"	800	9,889
Alfa Laval AB	700	6,700
Ampco-Pittsburgh Corp.	1,800	42,210
Atlas Copco AB "A"	1,336	13,397
Atlas Copco AB "B"	800	7,243
Austal Ltd.	66,876	150,061
Chart Industries, Inc.*	3,800	69,084
Danaher Corp.	1,000	61,740
FANUC Ltd.	100	7,979
Gardner Denver, Inc.*	13,900	349,863
Joy Global, Inc.	14,300	510,796
Komatsu Ltd.	22,900	351,452
Kone Oyj "B"	1,658	50,920
Kubota Corp.	1,000	8,213
MAN SE	87	5,351
Metso Oyj	1,443	27,029
Mitsubishi Heavy Industries Ltd.	2,000	8,250
Mueller Water Products, Inc. "A"	9,200	34,408
Parker Hannifin Corp.	11,200	481,152
Sandvik AB	1,600	11,921
Scania AB "B"	341	3,394
Schindler Holding AG	121	7,520
SembCorp Marine Ltd.	4,000	7,371
Timken Co.	59,900	1,023,092
Vallourec SA	49	5,957
Volvo AB "B"	1,530	9,481
Wartsila Corp.	766	24,744
Zardoya Otis SA	445	9,301

		3,298,518
Marine 0.0%
A P Moller-Maersk AS "A"	2	11,748
A P Moller-Maersk AS "B"	5	30,024
International Shipholding Corp.	1,600	43,136
Kuehne & Nagel International AG (Registered)	117	9,185
Mitsui OSK Lines Ltd.	1,000	6,451
Nippon Yusen Kabushiki Kaisha	1,000	4,291

		104,835
Professional Services 0.4%
Adecco SA (Registered)	104	4,343
Bureau Veritas SA	1,826	90,071
Capita Group PLC	504	5,942
COMSYS IT Partners, Inc.*	7,000	40,950
Experian PLC	1,147	8,596
FTI Consulting, Inc.*	4,600	233,312

Manpower, Inc.	27,800	1,177,052
Michael Page International PLC	44,603	175,936
Randstad Holding NV*	471	13,074
SGS SA (Registered)*	10	12,417
VSE Corp.	300	7,848

		1,769,541
Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	8,500	625,090
Canadian National Railway Co.	1,100	47,257
Canadian Pacific Railway Ltd.	300	11,962
Central Japan Railway Co.	1	6,144
ComfortDelGro Corp., Ltd.	11,000	9,712
CSX Corp.	11,000	380,930
Dollar Thrifty Automotive Group, Inc.*	18,300	255,285
DSV AS*	1,013	12,581
East Japan Railway Co.	200	12,043
Heartland Express, Inc.	3,100	45,632
Marten Transport Ltd.*	8,200	170,232
MTR Corp., Ltd.	6,500	19,605
Norfolk Southern Corp.	11,400	429,438
Ryder System, Inc.	14,900	416,008
Tokyu Corp.	1,000	5,038
Union Pacific Corp.	5,800	301,948
West Japan Railway Co.	2	6,608

		2,755,513
Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc.*	13,600	196,656
Bunzl PLC	1,151	9,534
Itochu Corp.	1,000	6,907
Marubeni Corp.	1,000	4,418
Mitsubishi Corp.	17,900	328,737
Mitsui & Co., Ltd.	23,000	270,951
Noble Group Ltd.	6,000	7,512
Sumitomo Corp.	800	8,090
WESCO International, Inc.*	1,200	30,048
Wolseley PLC*	505	9,654

		872,507
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	1,019	19,193
Atlantia SpA	1,567	31,713
Cintra Concesiones de Infraestructuras de Transporte SA	1,113	6,922
Koninlijke Vopak NV	2,747	137,404
Macquarie Infrastructure Group (Units)	10,400	11,944
Transurban Group (Units)	4,332	14,427

		221,603
Information Technology 9.2%
Communications Equipment 1.7%
Alcatel-Lucent*	8,764	22,084
Arris Group, Inc.*	18,000	218,880
Black Box Corp.	2,200	73,634
Cisco Systems, Inc.*	128,800	2,400,832
EchoStar Corp. "A"*	7,100	113,174
EMS Technologies, Inc.*	5,300	110,770
Harris Corp.	1,600	45,376

InterDigital, Inc.*	1,500	36,660
Nokia Oyj	18,897	275,776
Plantronics, Inc.	11,200	211,792
QUALCOMM, Inc.	72,400	3,272,480
Research In Motion Ltd.*	12,600	895,269
Riverbed Technology, Inc.*	1,700	39,423
SeaChange International, Inc.*	11,900	95,557
Symmetricom, Inc.*	9,100	52,507
Telefonaktiebolaget LM Ericsson "B"	28,440	278,179

		8,142,393
Computers & Peripherals 2.0%
Apple, Inc.*	24,700	3,518,021
Compal Electronics, Inc.	151,000	122,054
EMC Corp.*	95,100	1,245,810
Fujitsu Ltd.	2,000	10,837
Hewlett-Packard Co.	15,800	610,670
International Business Machines Corp.	17,200	1,796,024
NEC Corp.*	5,000	19,521
Seagate Technology	70,200	734,292
Synaptics, Inc.*	5,350	206,778
Teradata Corp.*	2,200	51,546
Toshiba Corp.	3,000	10,799
Western Digital Corp.*	26,100	691,650
Wincor Nixdorf AG	1,600	89,726

		9,107,728
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.*	52,900	1,123,596
Avnet, Inc.*	80,700	1,697,121
Checkpoint Systems, Inc.*	9,600	150,624
Cogent, Inc.*	12,500	134,125
Fujifilm Holdings Corp.	900	28,393
Hitachi Ltd.	3,000	9,292
Hoya Corp.	300	6,007
Ingram Micro, Inc. "A"*	11,700	204,750
Inspur International Ltd.	880,000	151,731
Itron, Inc.*	4,500	247,815
Jabil Circuit, Inc.	66,800	495,656
Keyence Corp.	100	20,351
Kingboard Chemical Holdings Ltd.	75,500	188,447
Kyocera Corp.	300	22,504
Mercury Computer Systems, Inc.*	14,600	135,050
Multi-Fineline Electronix, Inc.*	8,600	184,040
Murata Manufacturing Co., Ltd.	200	8,477
Nidec Corp.	3,300	199,409
RadiSys Corp.*	9,800	88,298
Rotork PLC	6,340	86,472
SYNNEX Corp.*	7,600	189,924
TDK Corp.	100	4,674
Tech Data Corp.*	9,600	314,016
Venture Corp., Ltd.	40,000	191,973

		5,882,745
Internet Software & Services 0.4%
Access Co., Ltd.*	20	49,571
Art Technology Group, Inc.*	18,800	71,440

EarthLink, Inc.*	24,500	181,545
Google, Inc. "A"*	2,700	1,138,293
Internet Initiative Japan, Inc.	67	104,292
LogMeIn, Inc.*	900	14,400
Meetic*	4,156	108,729
SAVVIS, Inc.*	6,800	77,928
United Internet AG (Registered)*	18,300	214,959
ValueClick, Inc.*	1,100	11,572
Web.com Group, Inc.*	10,700	60,241

		2,032,970
IT Services 1.0%
Accenture Ltd. "A"	40,200	1,345,092
Acxiom Corp.	16,000	141,280
Atos Origin SA*	266	9,031
Automatic Data Processing, Inc.	13,000	460,720
Broadridge Financial Solutions, Inc.	2,200	36,476
Cap Gemini SA	551	20,352
CGI Group, Inc. "A"*	900	8,001
CIBER, Inc.*	49,900	154,690
Computer Sciences Corp.*	12,200	540,460
Convergys Corp.*	5,000	46,400
CSG Systems International, Inc.*	13,000	172,120
DST Systems, Inc.*	2,400	88,680
Fidelity National Information Services, Inc.	5,700	113,772
Global Cash Access Holdings, Inc.*	21,400	170,344
Indra Sistemas SA	987	21,383
ManTech International Corp. "A"*	3,500	150,640
NeuStar, Inc. "A"*	2,100	46,536
SAIC, Inc.*	41,600	771,680
Syntel, Inc.	2,900	91,176
TNS, Inc.*	9,100	170,625
Western Union Co.	7,800	127,920
Wright Express Corp.*	7,300	185,931

		4,873,309
Office Electronics 0.1%
Canon, Inc.	10,600	344,998
Konica Minolta Holdings, Inc.	500	5,195
Neopost SA	135	12,140
Ricoh Co., Ltd.	1,000	12,810

		375,143
Semiconductors & Semiconductor Equipment 1.0%
ARM Holdings PLC	99,333	196,243
ASML Holding NV	3,741	81,143
Broadcom Corp. "A"*	43,200	1,070,928
Intel Corp.	70,900	1,173,395
Lam Research Corp.*	3,200	83,200
NVE Corp.*	2,900	140,940
NVIDIA Corp.*	30,200	340,958
ROHM Co., Ltd.	100	7,264
Semtech Corp.*	12,300	195,693
Sigma Designs, Inc.*	6,600	105,864
Siliconware Precision Industries Co.	128,000	147,355
Skyworks Solutions, Inc.*	21,800	213,204
STMicroelectronics NV	2,834	21,260

Tessera Technologies, Inc.*	8,200	207,378
Texas Instruments, Inc.	27,600	587,880
Tokyo Electron Ltd.	200	9,606
Zoran Corp.*	17,300	188,570

		4,770,881
Software 1.7%
Adobe Systems, Inc.*	2,900	82,070
ANSYS, Inc.*	1,800	56,088
Autonomy Corp. PLC*	2,677	63,431
Dassault Systemes SA	246	10,877
i2 Technologies, Inc.*	13,800	173,190
Intuit, Inc.*	18,900	532,224
Microsoft Corp.	165,500	3,933,935
Nintendo Co., Ltd.	600	165,122
Norkom Group PLC*	39,244	56,662
Oracle Corp.	65,500	1,403,010
Renaissance Learning, Inc.	2,400	22,104
S1 Corp.*	18,900	130,410
SAP AG	1,748	70,472
Software AG	1,739	123,311
Square Enix Holdings Co., Ltd.	8,000	187,332
Symantec Corp.*	18,600	289,416
The Sage Group PLC	15,582	45,762
Tyler Technologies, Inc.*	10,500	164,010
VanceInfo Technologies, Inc. (ADR)*	9,500	140,315
Websense, Inc.*	8,900	158,776

		7,808,517
Materials 2.9%
Chemicals 1.4%
Agrium, Inc.	100	3,993
Air Liquide SA	413	37,819
Airgas, Inc.	3,200	129,696
Akzo Nobel NV	1,161	51,090
Asahi Kasei Corp.	2,000	10,135
Ashland, Inc.	26,200	734,910
BASF SE	7,406	295,398
C. Uyemura & Co., Ltd.	1,600	51,677
Celanese Corp. "A"	15,600	370,500
Dow Chemical Co.	42,300	682,722
Eastman Chemical Co.	4,500	170,550
Ecolab, Inc.	20,100	783,699
Givaudan SA (Registered)*	20	12,252
Innophos Holdings, Inc.	1,000	16,890
JSR Corp.	300	5,112
K+S AG	98	5,520
Koninklijke DSM NV	712	22,308
Koppers Holdings, Inc.	4,900	129,213
Kuraray Co., Ltd.	500	5,542
Linde AG	2,924	240,396
Lumena Resources Corp.*	252,000	74,787
Mitsubishi Chemical Holdings Corp.	1,500	6,328
Mitsubishi Gas Chemical Co., Inc.	1,000	5,438
Monsanto Co.	17,000	1,263,780
NewMarket Corp.	2,400	161,592

Nitto Denko Corp.	200	6,060
Orica Ltd.	303	5,275
Potash Corp. of Saskatchewan, Inc.	300	28,006
Shin-Etsu Chemical Co., Ltd.	700	32,330
Solvay SA	728	61,422
Spartech Corp.	6,100	56,059
Sumitomo Chemical Co., Ltd.	2,000	8,965
Syngenta AG (Registered)	270	62,698
Teijin Ltd.	2,000	6,424
The Mosaic Co.	15,600	691,080
Toray Industries, Inc.	2,000	10,156
Ube Industries Ltd.	2,000	5,575
Umicore	1,546	35,213
Westlake Chemical Corp.	4,300	87,677
Yara International ASA	2,410	67,490

		6,435,777
Construction Materials 0.1%
CRH PLC	19,915	456,303
Holcim Ltd. (Registered)	596	33,950
Lafarge SA*	359	24,375
Martin Marietta Materials, Inc.	900	70,992

		585,620
Containers & Packaging 0.2%
AEP Industries, Inc.*	6,300	166,257
Owens-Illinois, Inc.*	20,300	568,603
Rock-Tenn Co. "A"	5,500	209,880
Toyo Seikan Kaisha Ltd.	500	10,538

		955,278
Metals & Mining 0.7%
Agnico-Eagle Mines Ltd.	100	5,268
Anglo American PLC	1,190	34,725
ArcelorMittal	14,155	464,874
Barrick Gold Corp.	700	23,561
BHP Billiton Ltd.	16,364	448,495
BHP Billiton PLC	1,351	30,516
Cliffs Natural Resources, Inc.	62,400	1,526,928
Goldcorp, Inc.	500	17,380
JFE Holdings, Inc.	800	26,720
Kinross Gold Corp.	500	9,113
Kobe Steel Ltd.	4,000	7,392
Mitsubishi Materials Corp.	2,000	6,215
Newcrest Mining Ltd.	392	9,606
Nippon Steel Corp.	7,000	26,696
Nisshin Steel Co., Ltd.	2,000	4,449
Norsk Hydro ASA*	11,100	57,270
Outokumpu Oyj	1,252	21,684
Rautaruukki Oyj	915	18,299
Rio Tinto Ltd.	278	11,635
Rio Tinto PLC	605	21,062
SSAB AB "A"	1,952	22,724
SSAB AB "B"	1,129	12,155
Sumitomo Metal Industries Ltd.	8,000	21,128
Sumitomo Metal Mining Co., Ltd.	1,000	14,062
Teck Resources Ltd. "B"*	324	5,167

ThyssenKrupp AG	312	7,773
voestalpine AG	8,700	238,694
Xstrata PLC	37,467	413,221
Yamana Gold, Inc.	400	3,556

		3,510,368
Paper & Forest Products 0.5%
Clearwater Paper Corp.*	1,271	32,144
Glatfelter	20,700	184,230
Holmen AB "B"	501	10,945
International Paper Co.	110,400	1,670,352
Oji Paper Co., Ltd.	2,000	8,584
Schweitzer-Mauduit International, Inc.	3,900	106,119
Stora Enso Oyj "R"*	5,482	28,929
Svenska Cellulosa AB "B"	5,743	60,436
UPM-Kymmene Oyj	4,812	41,938

		2,143,677
Telecommunication Services 2.4%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	198,600	4,933,224
BCE, Inc.	2,200	45,394
Belgacom SA	5,150	164,640
BT Group PLC	13,010	21,780
Cable & Wireless PLC	4,236	9,297
Deutsche Telekom AG (Registered)	40,952	483,993
France Telecom SA	9,307	211,457
Iliad SA	92	8,936
Koninklijke (Royal) KPN NV	17,078	235,263
Nippon Telegraph & Telephone Corp.	3,300	134,270
Singapore Telecommunications Ltd.	54,000	111,431
Swisscom AG (Registered)	770	236,506
Tele2 AB "B"	1,347	13,644
Telecom Italia SpA	115,569	160,063
Telecom Italia SpA (RSP)	68,730	67,580
Telefonica SA	23,512	533,134
Telenor ASA*	13,900	107,306
TeliaSonera AB	9,174	48,257
Telstra Corp., Ltd.	44,262	120,772
Telus Corp.	300	7,957
Telus Corp. (Non-Voting Shares)	300	7,738
Verizon Communications, Inc.	27,500	845,075

		8,507,717
Wireless Telecommunication Services 0.6%
American Tower Corp. "A"*	21,400	674,742
China Mobile Ltd.	39,500	396,081
iPCS, Inc.*	1,300	19,448
KDDI Corp.	19	100,733
Millicom International Cellular SA (SDR)*	342	19,385
Mobistar SA	1,060	65,430
NII Holdings, Inc.*	2,300	43,861
NTT DoCoMo, Inc.	100	146,053
Rogers Communications, Inc. "B"	1,400	35,989
Softbank Corp.	5,000	97,100
United States Cellular Corp.*	12,100	465,245
USA Mobility, Inc.	13,700	174,812

Vodafone Group PLC	229,220	443,076

		2,681,955
Utilities 2.6%
Electric Utilities 1.7%
Acciona SA	84	10,326
Allegheny Energy, Inc.	14,100	361,665
American Electric Power Co., Inc.	33,400	964,926
Cheung Kong Infrastructure Holdings Ltd.	2,000	6,975
Chubu Electric Power Co., Inc.	2,300	53,167
Chugoku Electric Power Co., Inc.	1,000	20,876
CLP Holdings Ltd.	7,500	49,800
E.ON AG	11,319	401,761
Edison International	38,400	1,208,064
EDP - Energias de Portugal SA	13,932	54,664
Electricite de France	4,998	243,722
Enel SpA	14,230	69,324
Exelon Corp.	41,400	2,120,094
FirstEnergy Corp.	12,200	472,750
Fortis, Inc.	2,100	45,876
Fortum Oyj	20,734	472,935
FPL Group, Inc.	5,800	329,788
Hokkaido Electric Power Co., Inc.	900	16,852
Hokuriku Electric Power Co.	700	16,001
Hongkong Electric Holdings Ltd.	4,500	25,061
Iberdrola SA	5,357	43,567
Kansai Electric Power Co., Inc.	2,700	59,584
Kyushu Electric Power Co., Inc.	1,500	32,284
NV Energy, Inc.	48,000	517,920
Red Electrica Corporacion SA	185	8,370
Scottish & Southern Energy PLC	1,761	33,062
Shikoku Electric Power Co., Inc.	700	20,897
SP Ausnet	62,417	38,620
Terna - Rete Elettrica Nationale SpA	4,601	15,345
Tohoku Electric Power Co., Inc.	1,500	31,352
Tokyo Electric Power Co., Inc.	4,600	118,238

		7,863,866
Gas Utilities 0.2%
Chesapeake Utilities Corp.	1,300	42,289
Enagas	468	9,212
Gas Natural SDG SA	529	9,635
Hong Kong & China Gas Co., Ltd.	16,900	35,520
New Jersey Resources Corp.	4,400	162,976
Northwest Natural Gas Co.	2,900	128,528
ONEOK, Inc.	12,700	374,523
Osaka Gas Co., Ltd.	7,000	22,342
Snam Rete Gas SpA	5,100	22,435
Toho Gas Co., Ltd.	3,000	12,187
Tokyo Gas Co., Ltd.	9,000	32,175

		851,822
Independent Power Producers & Energy Traders 0.4%
EDP Renovaveis SA*	1,453	14,904
Electric Power Development Co., Ltd.	500	14,170
Iberdrola Renovables*	2,330	10,663
International Power PLC	3,510	13,781

Mirant Corp.*	45,200	711,448
NRG Energy, Inc.*	34,400	893,024
TransAlta Corp.	2,500	47,952

		1,705,942
Multi-Utilities 0.3%
A2A SpA	2,449	4,479
AGL Energy Ltd.	20,199	217,827
Canadian Utilities Ltd. "A"	900	29,364
Centrica PLC	8,984	33,013
CH Energy Group, Inc.	3,200	149,440
Dominion Resources, Inc.	9,800	327,516
GDF Suez	1,113	41,579
National Grid PLC	4,356	39,287
NiSource, Inc.	27,100	315,986
RWE AG	338	26,683
Sempra Energy	9,700	481,411
Suez Environnement SA	371	6,506
United Utilities Group PLC	1,142	9,354
Veolia Environnement	508	15,008

		1,697,453
Water Utilities 0.0%
California Water Service Group	5,100	187,884
Severn Trent PLC	308	5,555

		193,439

Total Common Stocks (Cost $248,087,201)		258,928,856
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	80	5,376
Volkswagen AG	92	6,437

		11,813
Consumer Staples 0.0%
Henkel AG & Co. KGaA	3,037	94,890
Health Care 0.0%
Fresenius SE	184	9,943

Total Preferred Stocks (Cost $172,869)		116,646
Rights 0.0%
Consumer Staples 0.0%
Casino Guichard-Perrachon SA, Expiration Date 7/10/2009*	123	475
Financials 0.0%
Fortis, Expiration Date 7/4/2014*	9,978	0
UBI Banca - Unione di Banche Italiane ScpA, Expiration Date 7/3/2009*	562	38

		38
Industrials 0.0%
Renewable Energy Corp. AS, Expiration Date 7/13/2009*	758	2,711

Total Rights (Cost $3,425)		3,224

Warrants 0.0%
Financials
UBI Banca - Unione di Banche Italiane ScpA, Expiration Date 6/30/2011* (Cost $0)		562	747
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 11.8%
Consumer Discretionary 1.7%
AMC Entertainment, Inc., 8.0%, 3/1/2014		70,000	59,675
American Achievement Corp., 144A, 8.25%, 4/1/2012		20,000	18,700
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)		32,964	8,900
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014		30,000	30,600
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		45,000	31,950
8.0%, 3/15/2014		20,000	16,600
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		135,000	115,087
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		35,000	3,500
Carrols Corp., 9.0%, 1/15/2013		25,000	23,437
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022		95,000	111,069
Cox Communications, Inc., 144A, 8.375%, 3/1/2039		560,000	624,390
CSC Holdings, Inc.:
6.75%, 4/15/2012		30,000	28,950
Series B, 7.625%, 4/1/2011		40,000	39,600
DirecTV Holdings LLC, 7.625%, 5/15/2016		100,000	97,250
DISH DBS Corp.:
6.375%, 10/1/2011		70,000	67,900
6.625%, 10/1/2014		65,000	59,962
7.125%, 2/1/2016		50,000	46,625
Expedia, Inc., 7.456%, 8/15/2018		30,000	28,500
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		40,000	1,500
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		20,000	20,200
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		40,000	35,200
Group 1 Automotive, Inc., 8.25%, 8/15/2013		20,000	16,900
Hertz Corp., 8.875%, 1/1/2014		80,000	73,600
Idearc, Inc., 8.0%, 11/15/2016 **		85,000	2,231
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		25,000	19,375
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		25,000	20,125
Kabel Deutschland GmbH, 10.625%, 7/1/2014		75,000	77,344
Lamar Media Corp., Series C, 6.625%, 8/15/2015		25,000	21,125
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	50,000	63,830
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		60,000	57,450
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		40,000	23,400
News America, Inc., 144A, 7.85%, 3/1/2039		615,000	655,429
Norcraft Holdings LP, 9.75%, 9/1/2012		125,000	116,875
Omnicom Group, Inc., Zero Coupon, 7/1/2038		550,000	529,375
Penske Automotive Group, Inc., 7.75%, 12/15/2016		75,000	60,562
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		25,000	25,125
Quebecor Media, Inc., 7.75%, 3/15/2016		25,000	22,656
Reader's Digest Association, Inc., 9.0%, 2/15/2017		25,000	1,125
Sabre Holdings Corp., 8.35%, 3/15/2016		40,000	26,400
Seminole Hard Rock Entertainment, Inc., 144A, 3.129% ***, 3/15/2014		50,000	34,500
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		35,000	21,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		125,000	17,500
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		45,000	31,500
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/2014		30,000	28,200

TCI Communications, Inc., 8.75%, 8/1/2015		1,085,000	1,236,608
Time Warner Cable, Inc., 6.75%, 7/1/2018		490,000	510,369
Time Warner, Inc.:
5.5%, 11/15/2011		425,000	438,889
7.625%, 4/15/2031		50,000	48,608
7.7%, 5/1/2032		235,000	230,927
9.125%, 1/15/2013		535,000	589,036
Travelport LLC, 5.293% ***, 9/1/2014		35,000	19,075
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		10,000	1,238
United Components, Inc., 9.375%, 6/15/2013		5,000	3,175
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	110,000	150,841
UPC Holding BV:
144A, 7.75%, 1/15/2014 EUR		50,000	62,427
144A, 8.0%, 11/1/2016 EUR		50,000	58,569
Viacom, Inc.:
5.75%, 4/30/2011		678,000	694,111
6.75%, 10/5/2037		360,000	324,079
Videotron Ltd., 9.125%, 4/15/2018		15,000	15,244
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		30,000	29,850

			7,828,268
Consumer Staples 0.5%
Alliance One International, Inc., 8.5%, 5/15/2012		20,000	19,750
Altria Group, Inc.:
8.5%, 11/10/2013		30,000	34,102
9.7%, 11/10/2018		15,000	17,197
CVS Caremark Corp.:
6.25%, 6/1/2027		230,000	233,459
6.302%, 6/1/2037		1,336,000	988,640
Ingles Markets, Inc., 144A, 8.875%, 5/15/2017		20,000	19,700
Miller Brewing Co., 144A, 5.5%, 8/15/2013		835,000	825,603
PepsiAmericas, Inc., 4.375%, 2/15/2014		350,000	352,544
Smithfield Foods, Inc., 7.75%, 7/1/2017		10,000	7,275
SUPERVALU, Inc., 8.0%, 5/1/2016		50,000	48,500

			2,546,770
Energy 1.3%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		80,000	75,400
Belden & Blake Corp., 8.75%, 7/15/2012		205,000	166,050
BP AMI Leasing, Inc., 144A, 5.523%, 5/8/2019		375,000	384,960
Bristow Group, Inc., 7.5%, 9/15/2017		35,000	31,763
Chaparral Energy, Inc., 8.5%, 12/1/2015		45,000	27,900
Chesapeake Energy Corp.:
6.25%, 1/15/2018		50,000	41,500
6.875%, 1/15/2016		145,000	127,962
7.25%, 12/15/2018		70,000	60,900
7.5%, 6/15/2014		15,000	14,213
Colorado Interstate Gas Co., 6.8%, 11/15/2015		20,000	20,546
Diamond Offshore Drilling, Inc., 5.875%, 5/1/2019		385,000	392,299
El Paso Corp.:
7.25%, 6/1/2018		30,000	27,699
7.75%, 6/15/2010		15,000	15,018
9.625%, 5/15/2012		34,000	34,238
Energy Transfer Partners LP, 5.65%, 8/1/2012		275,000	280,436
EXCO Resources, Inc., 7.25%, 1/15/2011		60,000	58,200
Forest Oil Corp., 7.25%, 6/15/2019		20,000	17,900
Frontier Oil Corp.:

6.625%, 10/1/2011	25,000	24,375
8.5%, 9/15/2016	50,000	50,375
Holly Corp., 144A, 9.875%, 6/15/2017	45,000	43,650
KCS Energy, Inc., 7.125%, 4/1/2012	155,000	146,087
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020 (b)	375,000	384,379
Linn Energy LLC, 144A, 11.75%, 5/15/2017	50,000	48,625
Marathon Oil Corp., 7.5%, 2/15/2019	470,000	512,982
Mariner Energy, Inc.:
7.5%, 4/15/2013	35,000	31,850
8.0%, 5/15/2017	25,000	20,750
Newfield Exploration Co., 7.125%, 5/15/2018	60,000	54,525
NGPL Pipeco LLC:
144A, 6.514%, 12/15/2012	300,000	314,457
144A, 7.119%, 12/15/2017	275,000	288,256
ONEOK Partners LP, 6.65%, 10/1/2036	230,000	212,062
OPTI Canada, Inc.:
7.875%, 12/15/2014	60,000	38,850
8.25%, 12/15/2014	110,000	72,600
Petrohawk Energy Corp.:
7.875%, 6/1/2015	20,000	18,500
9.125%, 7/15/2013	20,000	19,900
Plains Exploration & Production Co.:
7.0%, 3/15/2017	40,000	35,000
7.625%, 6/1/2018	70,000	62,825
Quicksilver Resources, Inc., 7.125%, 4/1/2016	110,000	85,800
Regency Energy Partners LP, 8.375%, 12/15/2013	50,000	48,250
Rockies Express Pipeline LLC, 144A, 7.5%, 7/15/2038 (b)	375,000	405,035
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	10,000	9,600
Stone Energy Corp.:
6.75%, 12/15/2014	60,000	37,800
8.25%, 12/15/2011	110,000	90,200
Talisman Energy, Inc.:
5.85%, 2/1/2037	115,000	98,157
7.75%, 6/1/2019 (b)	295,000	326,799
TEPPCO Partners LP, 7.625%, 2/15/2012	35,000	36,697
Tesoro Corp., 6.5%, 6/1/2017	40,000	34,200
TransCanada PipeLines Ltd., 7.125%, 1/15/2019	20,000	22,573
Transocean, Inc., Series B, 1.5%, 12/15/2037	410,000	375,662
Whiting Petroleum Corp.:
7.25%, 5/1/2012	45,000	43,088
7.25%, 5/1/2013	5,000	4,738
Williams Companies, Inc., 8.125%, 3/15/2012	135,000	139,907

		5,915,538
Financials 4.4%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	85,000	47,600
ANZ National International Ltd., 144A, 6.2%, 7/19/2013	400,000	412,069
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	52,000	18,970
Bank of America Corp.:
5.75%, 12/1/2017	445,000	396,240
7.625%, 6/1/2019	635,000	637,833
Bank of America NA, 6.1%, 6/15/2017	250,000	220,288
Barclays Bank PLC, 6.75%, 5/22/2019	400,000	396,709
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **	20,000	2,800
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	45,000	43,087
CIT Group, Inc.:

5.8%, 7/28/2011	65,000	48,734
Series A, 7.625%, 11/30/2012	55,000	37,661
Citigroup, Inc.:
4.125%, 2/22/2010	385,000	385,094
5.0%, 9/15/2014	45,000	37,724
6.5%, 8/19/2013	520,000	505,117
8.5%, 5/22/2019	660,000	671,378
Corp. Andina de Fomento, 8.125%, 6/4/2019	610,000	646,282
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	420,000	393,058
144A, 8.0%, 1/15/2011	1,180,000	1,173,977
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	760,000	434,048
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	300,000	259,481
7.875%, 6/15/2010	10,000	9,499
9.875%, 8/10/2011	120,000	111,006
FPL Group Capital, Inc., 6.65%, 6/15/2067	1,037,000	829,600
General Electric Capital Corp., Series A, 6.875%, 1/10/2039	465,000	418,553
GMAC, Inc.:
144A, 6.875%, 9/15/2011	186,000	162,750
144A, 7.75%, 1/19/2010	285,000	277,875
HBOS PLC, 144A, 6.75%, 5/21/2018	185,000	139,655
Hexion US Finance Corp., 9.75%, 11/15/2014	10,000	4,500
Inmarsat Finance II PLC, 10.375%, 11/15/2012	135,000	139,725
iPayment, Inc., 9.75%, 5/15/2014	40,000	21,600
Massachusetts Mutual Life Insurance Co., 144A, 8.875%, 6/1/2039	375,000	398,209
Merrill Lynch & Co., Inc.:
Series C, 5.45%, 2/5/2013	120,000	116,796
Series C, 5.45%, 7/15/2014	49,000	46,870
6.22%, 9/15/2026	100,000	82,222
6.875%, 4/25/2018	405,000	374,850
MetLife, Inc., 6.75%, 6/1/2016	695,000	707,548
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013	695,000	706,869
Morgan Stanley:
5.05%, 1/21/2011	700,000	713,803
Series F, 6.0%, 4/28/2015	975,000	972,454
7.3%, 5/13/2019	600,000	622,170
National City Corp., 4.0%, 2/1/2011	785,000	771,262
NiSource Finance Corp., 7.875%, 11/15/2010	275,000	284,044
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	100,000	84,500
Pacific Life Insurance Co., 144A, 9.25%, 6/15/2039	320,000	310,567
PNC Funding Corp., 6.7%, 6/10/2019	255,000	263,007
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	1,135,000	828,550
Prudential Financial, Inc., 7.375%, 6/15/2019	405,000	397,641
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	5,000	5,181
Rio Tinto Finance (USA) Ltd., 6.5%, 7/15/2018	575,000	575,335
Shell International Finance BV, 6.375%, 12/15/2038	510,000	555,504
Sprint Capital Corp.:
7.625%, 1/30/2011	30,000	29,663
8.375%, 3/15/2012	115,000	113,275
Telecom Italia Capital SA, 7.175%, 6/18/2019	290,000	293,972
The Goldman Sachs Group, Inc.:
6.25%, 9/1/2017	540,000	534,291
7.5%, 2/15/2019	340,000	364,062
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **	105,000	919
UCI Holdco, Inc., 8.629% ***, 12/15/2013 (PIK)	56,597	12,451

UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	305,000	301,031
Universal City Development Partners Ltd., 11.75%, 4/1/2010	185,000	176,212
Virgin Media Finance PLC, 8.75%, 4/15/2014	135,000	131,625
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	100,000	136,076
144A, 10.75%, 12/1/2015	75,000	75,000
Xstrata Finance Canada Ltd., 144A, 5.8%, 11/15/2016	711,000	637,168

		20,506,040
Health Care 0.4%
Amgen, Inc., 0.125%, 2/1/2011	270,000	256,500
Boston Scientific Corp., 6.0%, 6/15/2011	50,000	49,875
Community Health Systems, Inc., 8.875%, 7/15/2015	180,000	176,400
HCA, Inc.:
144A, 8.5%, 4/15/2019	105,000	102,900
9.125%, 11/15/2014	60,000	59,400
9.25%, 11/15/2016	190,000	187,150
9.625%, 11/15/2016 (PIK)	68,000	67,320
HEALTHSOUTH Corp., 10.75%, 6/15/2016	25,000	25,125
IASIS Healthcare LLC, 8.75%, 6/15/2014	70,000	68,600
Roche Holdings, Inc.:
144A, 6.0%, 3/1/2019	450,000	479,826
144A, 7.0%, 3/1/2039	140,000	162,306
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	45,000	34,650
The Cooper Companies, Inc., 7.125%, 2/15/2015	75,000	69,938
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016	25,000	24,813
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	15,000	14,625
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	125,000	119,687

		1,899,115
Industrials 0.4%
Actuant Corp., 6.875%, 6/15/2017	25,000	22,750
Allied Waste North America, Inc.:
6.5%, 11/15/2010	25,000	25,438
6.875%, 6/1/2017	95,000	94,050
7.25%, 3/15/2015	290,000	294,350
ARAMARK Corp., 8.5%, 2/1/2015	15,000	14,550
BE Aerospace, Inc., 8.5%, 7/1/2018	70,000	65,975
Belden, Inc., 7.0%, 3/15/2017	30,000	26,550
Bombardier, Inc., 144A, 6.3%, 5/1/2014	100,000	87,500
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	10,000	9,364
Cenveo Corp., 144A, 10.5%, 8/15/2016	35,000	26,250
Corrections Corp. of America, 7.75%, 6/1/2017	10,000	9,850
CSX Corp., 7.375%, 2/1/2019 (b)	300,000	325,812
Esco Corp.:
144A, 4.504% ***, 12/15/2013	35,000	27,344
144A, 8.625%, 12/15/2013	25,000	21,625
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	30,000	25,725
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	30,000	18,600
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	60,000	50,400
7.625%, 12/1/2013	210,000	180,600
9.375%, 5/1/2012	95,000	90,250
Kansas City Southern Railway Co., 8.0%, 6/1/2015	65,000	60,450
Mobile Mini, Inc., 9.75%, 8/1/2014	40,000	38,300
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	60,000	49,200

Owens Corning, Inc., 9.0%, 6/15/2019		20,000	19,399
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **		110,000	5,638
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014		35,000	29,925
Titan International, Inc., 8.0%, 1/15/2012		130,000	117,650
TransDigm, Inc., 7.75%, 7/15/2014		20,000	19,000
United Rentals North America, Inc.:
6.5%, 2/15/2012		80,000	77,600
7.0%, 2/15/2014		105,000	85,837
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		25,000	15,625

			1,935,607
Information Technology 0.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		45,000	25,538
L-3 Communications Corp.:
5.875%, 1/15/2015		125,000	110,937
Series B, 6.375%, 10/15/2015		60,000	54,450
7.625%, 6/15/2012		120,000	120,300
MasTec, Inc., 7.625%, 2/1/2017		50,000	43,312
Microsoft Corp.:
4.2%, 6/1/2019		280,000	273,548
5.2%, 6/1/2039		285,000	277,387
Nokia Corp., 6.625%, 5/15/2039		275,000	290,381
Oracle Corp., 6.125%, 7/8/2039 (c)		280,000	278,250
SunGard Data Systems, Inc., 10.25%, 8/15/2015		105,000	96,994

			1,571,097
Materials 0.6%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		20,000	13,000
ARCO Chemical Co., 9.8%, 2/1/2020 **		285,000	89,775
Ashland, Inc., 144A, 9.125%, 6/1/2017		60,000	62,400
Cascades, Inc., 7.25%, 2/15/2013		20,000	17,450
Chevron Phillips Chemical Co., LLC, 144A, 8.25%, 6/15/2019		285,000	297,316
Clondalkin Acquisition BV, 144A, 2.629% ***, 12/15/2013		75,000	51,375
CPG International I, Inc., 10.5%, 7/1/2013		60,000	33,600
Crown Americas LLC, 144A, 7.625%, 5/15/2017		10,000	9,650
Domtar Corp., 10.75%, 6/1/2017		30,000	28,800
Dow Chemical Co., 8.55%, 5/15/2019		30,000	30,053
Eastman Chemical Co., 7.25%, 1/15/2024		285,000	243,568
Exopack Holding Corp., 11.25%, 2/1/2014		130,000	106,600
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		90,000	90,900
8.375%, 4/1/2017		175,000	176,312
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		35,000	32,550
9.5%, 12/1/2011		30,000	30,900
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017		35,000	34,475
Hexcel Corp., 6.75%, 2/1/2015		155,000	143,763
Huntsman International LLC, 144A, 6.875%, 11/15/2013	EUR	210,000	215,057
Innophos, Inc., 8.875%, 8/15/2014		15,000	13,725
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		100,000	89,750
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		15,000	6,900
NewMarket Corp., 7.125%, 12/15/2016		80,000	72,000
NewPage Corp., 10.0%, 5/1/2012		85,000	40,800
Owens-Brockway Glass Container, Inc., 144A, 7.375%, 5/15/2016		85,000	82,450
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		30,000	28,800
Teck Resources Ltd.:
144A, 9.75%, 5/15/2014		30,000	31,050

144A, 10.25%, 5/15/2016		30,000	31,425
144A, 10.75%, 5/15/2019		75,000	80,625
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		80,000	73,100
The Mosaic Co., 144A, 7.375%, 12/1/2014		110,000	113,300
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		65,000	55,413
Xstrata Canada Corp., 6.0%, 10/15/2015		160,000	141,746

			2,568,628
Telecommunication Services 0.5%
AT&T, Inc., 6.55%, 2/15/2039		260,000	259,538
BCM Ireland Preferred Equity Ltd., 144A, 8.281% ***, 2/15/2017 (PIK)	EUR	57,404	16,041
Centennial Communications Corp.:
10.0%, 1/1/2013		25,000	26,375
10.125%, 6/15/2013		65,000	67,031
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		95,000	86,925
8.375%, 1/15/2014		40,000	37,000
Cricket Communications, Inc.:
9.375%, 11/1/2014		135,000	132,975
10.0%, 7/15/2015		70,000	69,475
Frontier Communications Corp., 6.25%, 1/15/2013		40,000	36,800
Hellas Telecommunications Luxembourg V, 144A, 4.935% ***, 10/15/2012	EUR	200,000	187,982
Intelsat Corp., 144A, 9.25%, 6/15/2016		260,000	248,950
iPCS, Inc., 3.153% ***, 5/1/2013		15,000	11,850
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		175,000	173,906
Millicom International Cellular SA, 10.0%, 12/1/2013		155,000	157,131
Qwest Corp.:
7.875%, 9/1/2011		90,000	90,000
144A, 8.375%, 5/1/2016		188,000	181,420
8.875%, 3/15/2012		20,000	20,150
Stratos Global Corp., 9.875%, 2/15/2013		30,000	30,000
Telesat Canada, 144A, 11.0%, 11/1/2015		110,000	112,750
Vodafone Group PLC, 5.45%, 6/10/2019		290,000	285,172
Windstream Corp.:
7.0%, 3/15/2019		40,000	34,800
8.625%, 8/1/2016		10,000	9,575

			2,275,846
Utilities 1.7%
AES Corp.:
8.0%, 6/1/2020		40,000	35,900
144A, 8.75%, 5/15/2013		260,000	263,900
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		530,000	551,461
Ameren Corp., 8.875%, 5/15/2014		350,000	361,249
AmerenEnergy Generating Co., Series D, 8.35%, 11/1/2010		275,000	283,850
CenterPoint Energy Houston Electric LLC, Series U, 7.0%, 3/1/2014		15,000	16,193
CMS Energy Corp., 8.5%, 4/15/2011		505,000	522,695
Constellation Energy Group, Inc., 7.0%, 4/1/2012		275,000	284,103
Dominion Resources, Inc., 7.5%, 6/30/2066		900,000	675,000
Energy East Corp., 6.75%, 6/15/2012		970,000	1,039,910
Energy Future Holdings Corp., 10.875%, 11/1/2017		45,000	32,850
Entergy Gulf States, Inc., 5.12%, 8/1/2010		275,000	275,235
Entergy Mississippi, Inc., 6.64%, 7/1/2019		295,000	304,080
Integrys Energy Group, Inc., 6.11%, 12/1/2066		795,000	516,750
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		35,000	33,425
Jersey Central Power & Light Co., 5.625%, 5/1/2016		215,000	211,451
Knight, Inc., 6.5%, 9/1/2012		60,000	58,650

Mirant Americas Generation LLC, 8.3%, 5/1/2011	90,000	89,775
Mirant North America LLC, 7.375%, 12/31/2013	25,000	24,000
NRG Energy, Inc.:
7.25%, 2/1/2014	80,000	77,600
7.375%, 1/15/2017	95,000	89,537
7.375%, 2/1/2016	70,000	66,238
8.5%, 6/15/2019	75,000	72,656
NV Energy, Inc.:
6.75%, 8/15/2017	85,000	76,996
8.625%, 3/15/2014	15,000	14,775
Pepco Holdings, Inc., 6.45%, 8/15/2012	640,000	665,958
PPL Electric Utilities Corp., 6.25%, 5/15/2039	225,000	237,186
Southwestern Public Service Co., Series F, 6.0%, 10/1/2036	230,000	215,018
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	90,000	56,025
Union Electric Co., 6.4%, 6/15/2017	555,000	569,858
Western Power Distribution Holdings Ltd., 144A, 7.375%, 12/15/2028	215,000	163,851

		7,886,175

Total Corporate Bonds (Cost $56,796,024)		54,933,084
Asset-Backed 0.5%
Automobile Receivables 0.1%
AmeriCredit Automobile Receivables Trust, "A4", Series 2005-DA, 5.02%, 11/6/2012	340,000	344,467
Home Equity Loans 0.4%
Bayview Financial Acquisition Trust, "1A1", Series 2006-A, 5.614%, 2/28/2041	111,988	106,370
Countrywide Asset-Backed Certificates:
"AF3", Series 2005-1, 4.575%, 7/25/2035	126,257	119,713
"A6", Series 2006-S6, 5.657%, 3/25/2034	1,285,128	483,398
"A6", Series 2006-15, 5.826%, 10/25/2046	450,000	229,638
"A1B", Series 2007-S1, 5.888%, 11/25/2036	350,587	217,915
"1AF6", Series 2006-11, 6.15%, 9/25/2046	1,295,000	597,458

		1,754,492

Total Asset-Backed (Cost $3,941,762)		2,098,959
Mortgage-Backed Securities Pass-Throughs 5.1%
Federal Home Loan Mortgage Corp.:
4.5%, 11/1/2018	932,030	968,183
5.5%, 10/1/2023	681,555	707,087
6.0%, 3/1/2038	379,992	397,315
6.5%,with various maturities from 1/1/2035 until 8/1/2038	1,334,284	1,428,558
Federal National Mortgage Association:
4.0%, 12/1/2038 (c)	1,615,000	1,566,045
4.5%,with various maturities from 7/1/2020 until 10/1/2033	2,824,842	2,875,906
5.0%, 9/1/2033	1,156,704	1,183,092
5.5%,with various maturities from 1/1/2020 until 9/1/2036	8,199,572	8,526,987
6.0%,with various maturities from 1/1/2024 until 2/1/2037	1,781,912	1,875,459
6.5%,with various maturities from 5/1/2023 until 6/1/2036	2,387,157	2,547,456
7.0%, 4/1/2038	1,040,341	1,131,412
9.0%, 11/1/2030	52,842	59,571
Government National Mortgage Association, 5.5%, 1/15/2039	462,559	478,875

Total Mortgage-Backed Securities Pass-Throughs (Cost $22,735,087)		23,745,946
Commercial Mortgage-Backed Securities 2.0%
Banc of America Commercial Mortgage, Inc.:
"ASB", Series 2005-3, 4.589%, 7/10/2043	340,000	328,707
"A4", Series 2007-2, 5.689% ***, 4/10/2049	250,000	189,333

"ASB", Series 2008-1, 6.173%, 2/10/2051	550,000	472,335
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW17, 5.694%, 6/11/2050	1,180,000	966,421
Citigroup Commercial Mortgage Trust, "A1", Series 2007-C6, 5.622%, 12/10/2049	163,874	166,342
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A2B", Series 2007-CD4, 5.205%, 12/11/2049	425,000	388,738
"A4", Series 2007-CD5, 5.886%, 11/15/2044	430,000	342,802
CW Capital Cobalt Ltd., "AAB", Series 2007-C2, 5.416%, 4/15/2047	125,000	106,061
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039	470,000	374,644
GS Mortgage Securities Corp. II, "A2", Series 2007-GG10, 5.778%, 8/10/2045	2,130,000	1,975,980
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB20, 5.688%, 2/12/2051	350,000	292,823
"ASB", Series 2007-CB19, 5.731% ***, 2/12/2049	1,280,000	1,094,142
"A2", Series 2007-LD11, 5.783% ***, 6/15/2049	150,000	138,240
"A4", Series 2007-CB20, 5.794%, 2/12/2051	220,000	164,343
"A4", Series 2007-LD12, 5.882%, 2/15/2051	908,000	679,974
"AM", Series 2007-LD12, 6.062% ***, 2/15/2051	350,000	157,683
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040	880,000	638,834
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050	700,000	577,351
Wachovia Bank Commercial Mortgage Trust, "APB", Series 2005-C20, 5.09%, 7/15/2042	220,000	211,481

Total Commercial Mortgage-Backed Securities (Cost $9,559,147)		9,266,234
Collateralized Mortgage Obligations 5.6%
BCAP LLC Trust:
"2A1", Series 2009-RR3, 144A, 5.647% ***, 5/26/2037	581,231	555,439
"A1", Series 2009-RR2, 144A, 5.75% ***, 1/21/2038	589,750	487,143
Bear Stearns Adjustable Rate Mortgage Trust:
"3A1", Series 2007-5, 5.971% ***, 8/25/2047	1,117,551	616,375
"22A1", Series 2007-4, 5.981% ***, 6/25/2047	869,386	547,122
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.285% ***, 12/25/2035	945,309	628,503
Citigroup Mortgage Loan Trust, Inc.:
"6A1", Series 2009-6, 144A, 0.564% ***, 7/25/2036	340,000	294,100
"11A1", Series 2009-6, 144A, 0.664% ***, 5/25/2037	400,000	337,000
"7A1", Series 2009-5, 144A, 0.664% ***, 7/25/2036	516,668	419,288
"4A1", Series 2009-6, 144A, 5.604% ***, 4/25/2037	625,000	570,313
"1A1", Series 2009-5, 144A, 5.669% ***, 6/25/2037	307,279	281,160
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	991,177	877,192
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033	578,318	472,030
"A6", Series 2004-14T2, 5.5%, 8/25/2034	490,202	433,793
"1A1", Series 2004-J1, 6.0%, 2/25/2034	106,919	99,952
Credit Suisse Mortgage Capital Certificates:
"28A1", Series 2009-3R, 144A, 5.618% ***, 8/27/2037	287,484	258,736
"25A1", Series 2009-3R, 144A, 5.65%, 7/27/2036	812,127	737,006
"30A1", Series 2009-3R, 144A, 5.842% ***, 7/27/2037	727,317	663,677
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	1,087,967	1,115,453
"BG", Series 2869, 5.0%, 7/15/2033	315,000	321,337
"NE", Series 2802, 5.0%, 2/15/2033	880,000	899,042
"PD", Series 2760, 5.0%, 12/15/2032	780,000	793,156
"PE", Series 2898, 5.0%, 5/15/2033	300,000	305,965
"YG", Series 2772, 5.0%, 7/15/2032	520,000	528,404
"PD", Series 2904, 5.5%, 3/15/2033	325,000	339,873
"XD", Series 2966, 5.5%, 9/15/2033	1,305,000	1,368,146
Federal National Mortgage Association:
"QK", Series 2003-37, 4.0%, 7/25/2027	60,752	60,590

"WD", Series 2003-106, 4.5%, 9/25/2020		295,000	304,972
"YD", Series 2005-94, 4.5%, 8/25/2033		1,445,000	1,443,499
"EA", Series 2008-54, 5.0%, 7/25/2019		1,543,028	1,597,687
"ND", Series 2005-101, 5.0%, 6/25/2034		520,000	527,630
GMAC Mortgage Corp. Loan Trust, "4A1", Series 2005-AR6, 5.464% ***, 11/19/2035		954,540	713,373
GS Mortgage Securities Corp., "2A1", Series 2009-3R, 144A, 5.306% ***, 7/25/2035		341,813	307,632
Jefferies & Co., "1A1", Series 2009-R9, 144A, 5.841% ***, 8/26/2046		580,000	530,700
JPMorgan Mortgage Trust:
"6A2", Series 2005-A8, 5.133% ***, 11/25/2035		638,159	558,816
"1A1", Series 2008-R2, 144A, 5.723% ***, 7/27/2037		615,564	400,116
"2A1" Series 2006-A5, 5.83% ***, 8/25/2036		885,587	586,042
JPMorgan Reremic:
"2A1", Series 2009-5, 144A, 5.293% ***, 1/26/2037		630,000	589,050
"3A1", Series 2009-5, 144A, 5.861% ***, 5/26/2037		440,000	411,675
MASTR Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 4.139% ***, 12/21/2034		1,344,759	391,137
Residential Accredit Loans, Inc., "A3", Series 2004-QS11, 5.5%, 8/25/2034		364,219	295,814
Structured Adjustable Rate Mortgage Loan Trust, "6A3", Series 2005-21, 5.4% ***, 11/25/2035		1,190,000	580,492
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 5.293% ***, 1/25/2037		1,080,422	630,145
Wells Fargo Mortgage Backed Securities Trust, "2A5", Series 2006-AR2, 5.072% ***, 3/25/2036		3,121,671	2,035,154

Total Collateralized Mortgage Obligations (Cost $30,451,531)			25,914,729
Government & Agency Obligations 7.6%
Sovereign Bonds 3.2%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	305,550	447,715
Government of Canada, 4.0%, 12/1/2031	CAD	629,457	748,308
Government of France:
1.0%, 7/25/2017 EUR		371,459	501,476
1.6%, 7/25/2011 EUR		1,072,715	1,543,501
2.25%, 7/25/2020 EUR		387,877	563,884
3.15%, 7/25/2032 EUR		1,025,255	1,705,956
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	100,557,143	925,771
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	3,950,000	674,173
Republic of Italy, 2.1%, 9/15/2017	EUR	1,606,230	2,237,007
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037 GBP		319,031	571,394
1.25%, 11/22/2032 GBP		340,911	599,173
1.875%, 11/22/2022 GBP		539,894	970,395
2.0%, 1/26/2035 GBP		393,000	997,906
2.5%, 8/16/2013 GBP		305,000	1,232,838
2.5%, 7/26/2016 GBP		163,000	748,429
2.5%, 4/16/2020 GBP		140,000	666,196

			15,134,122
US Treasury Obligations 4.4%
US Treasury Bills:
0.15% ****, 9/17/2009 (d)		5,129,000	5,126,979
0.16% ****, 8/27/2009 (d)		98,000	97,978
0.17% ****, 9/17/2009 (d)		23,000	22,991
US Treasury Bond, 3.5%, 2/15/2039 (b)		1,870,000	1,616,970
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		799,737	821,979
3.625%, 4/15/2028		626,193	761,998
3.875%, 4/15/2029		643,327	816,221

US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015	383,670	387,867
2.0%, 1/15/2014	403,886	413,099
2.0%, 1/15/2016	727,294	738,204
2.375%, 4/15/2011	1,493,194	1,537,524
2.375%, 1/15/2017	1,585,965	1,654,856
2.5%, 7/15/2016	723,230	759,166
US Treasury Notes:
3.125%, 5/15/2019 (b)	785,000	759,244
3.25%, 5/31/2016 (b)	377,000	378,649
3.25%, 6/30/2016	4,101,000	4,113,816
4.875%, 5/31/2011 (d)	500,000	535,937

		20,543,478

Total Government & Agency Obligations (Cost $34,602,284)		35,677,600
Municipal Bonds and Notes 0.9%
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035	240,000	237,651
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Hammond Marina Project, 5.57%, 2/1/2014 (e)	610,000	584,514
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Build America Bonds, 7.336%, 11/15/2039	435,000	519,216
Palm Beach County, FL, Public Improvement Revenue, 5.0%, 5/1/2038	390,000	376,693
Suffolk, VA, Multi-Family Housing Revenue, Redevelopment & Housing Authority, Windsor at Potomac, Series T, 6.6%, 7/1/2015	1,375,000	1,399,585
Tulare, CA, Sewer Revenue, Build America Bonds, 8.75%, 11/15/2044 (e)	95,000	94,674
Whittier, CA, Redevelopment Agency, Tax Allocation, Housing Projects, Series B, 6.09%, 11/1/2038 (e)	1,235,000	862,858

Total Municipal Bonds and Notes (Cost $4,369,835)		4,075,191
Preferred Security 0.0%
Financials
Stoneheath Re, 6.868%, 10/15/2011 (f) (Cost $502,906)	500,000	180,000
	Shares	Value ($)

Exchange-Traded Funds 5.3%
iShares Barclays Aggregate Bond Fund	99,822	10,196,817
iShares MSCI Japan Index Fund	71,339	672,727
Vanguard Emerging Markets	437,882	13,933,405

Total Exchange-Traded Funds (Cost $19,843,909)		24,802,949
Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 0.48% (g) (h) (Cost $2,845,939)	2,845,939	2,845,939
Cash Equivalents 6.0%
Cash Management QP Trust, 0.27% (g) (Cost $28,146,483)	28,146,483	28,146,483
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $462,058,402) †	100.8	470,736,587
Other Assets and Liabilities, Net	(0.8)	(3,528,156)

Net Assets	100.0	467,208,431

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.

**				Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	285,000	USD	253,650	89,775
Buffalo Thunder Development Authority	9.375%	12/15/2014	20,000	USD	17,425	2,800
CanWest MediaWorks LP	9.25%	8/1/2015	35,000	USD	32,944	3,500
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	40,000	USD	27,850	1,500
Idearc, Inc.	8.0%	11/15/2016	85,000	USD	64,213	2,231
R.H. Donnelley Corp.	8.875%	10/15/2017	110,000	USD	77,414	5,638
Tropicana Entertainment LLC	9.625%	12/15/2014	105,000	USD	54,144	919
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	10,000	USD	7,225	1,238
					534,865	107,601

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.

****				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $467,778,125. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $2,958,462. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $35,533,384 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,574,922.

(a)				Principal amount stated in US dollars unless otherwise noted.
(b)				All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2009 amounted to $2,787,037 which is 0.6% of net assets.
(c)				When-issued or delayed delivery security included.
(d)				At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)				Bond is insured by one of these companies:
Insurance Coverage						As a % of Total Investment Portfolio
Financial Guaranty Insurance Co.						0.2
National Public Finance Guarantee Corp.						0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies. As a result, most insured issues are now trading on the basis of the underlying credits.

(f)				Date shown is call date; not a maturity date for the perpetual preferred securities.
(g)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	9/15/2009	80	6,641,343	6,691,801	50,458
10 Year Canadian Government Bond	9/21/2009	12	1,256,118	1,251,017	(5,101)
10 Year US Treasury Note	9/21/2009	118	13,779,443	13,719,344	(60,099)
5 Year US Treasury Note	9/30/2009	156	17,942,867	17,896,125	(46,742)
AEX Index	7/17/2009	13	952,885	928,083	(24,802)
ASX SPI 200 Index	9/17/2009	33	2,672,156	2,593,326	(78,830)
DJ Euro Stoxx 50 Index	9/18/2009	12	405,564	403,684	(1,880)
FTSE 100 Index	9/18/2009	63	4,490,691	4,371,855	(118,836)
FTSE MIB Index	9/18/2009	9	1,254,673	1,204,991	(49,682)
Hang Seng Index	7/30/2009	31	3,502,906	3,683,976	181,070
Nikkei 225 Index	9/10/2009	3	149,608	149,175	(433)
Russell 2000 Mini Index	9/18/2009	17	887,825	862,240	(25,585)
S&P E-Mini 500 Index	9/18/2009	178	8,309,033	8,147,950	(161,083)
United Kingdom Long Gilt Bond	9/28/2009	66	12,763,468	12,821,501	58,033
Total net unrealized depreciation					(283,512)

At June 30, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	9/10/2009	15	21,180,775	21,503,088	(322,313)
10 Year US Treasury Note	9/21/2009	62	7,189,238	7,208,469	(19,231)
DAX Index	9/18/2009	40	6,970,758	6,761,032	209,726
DJ Euro Stoxx 50 Index	9/18/2009	3	101,973	100,921	1,052
Federal Republic of Germany Euro-Bund	9/8/2009	36	5,999,649	6,114,851	(115,202)
NASDAQ E-Mini 100 Index	9/18/2009	85	2,524,925	2,509,625	15,300
Russell 2000 Mini Index	9/18/2009	77	4,021,710	3,905,440	116,270

S&P TSE 60 Index	9/17/2009	11	1,217,372	1,186,107	31,265
TOPIX Index	9/11/2009	32	3,062,978	3,070,950	(7,972)
Total net unrealized depreciation					(91,105)

At June 30, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	8,882,075	JPY	869,795,000	7/15/2009	148,402
USD	2,142,320	NZD	3,379,000	7/15/2009	35,832
SEK	28,616,000	USD	3,749,427	7/15/2009	40,289
NOK	7,820,000	USD	1,238,410	7/15/2009	22,771
EUR	6,082,000	USD	8,561,996	7/15/2009	29,746
Total unrealized appreciation					277,040

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

EUR	624,600	USD	863,805	7/14/2009	(11,886)
EUR	17,900	USD	25,042	7/14/2009	(54)
USD	7,802,451	AUD	9,662,000	7/15/2009	(26,148)
USD	5,581,425	CAD	6,155,000	7/15/2009	(289,350)
USD	15,304,945	CHF	16,447,000	7/15/2009	(164,978)
GBP	2,312,000	USD	3,795,980	7/15/2009	(7,675)
Total unrealized depreciation					(500,091)

Currency Abbreviations
AUD	Australian Dollar		JPY	Japanese Yen
CAD	Canadian Dollar		NOK	Norwegian Krone
CHF	Swiss Franc		NZD	New Zealand Dollar
EUR	Euro		SEK	Swedish Krona
GBP	British Pound		USD	United States Dollar

At June 30, 2009, the DWS Lifecycle Long Range Fund had the following geographical diversification:
	Market Value ($)	As a % of Common, Preferred Stocks, Rights & Warrants
United States	208,431,773	80.4%
Europe (excluding United Kingdom)	27,163,554	10.5%
Pacific Basin	6,757,384	2.6%
Japan	6,624,320	2.6%
United Kingdom	4,075,375	1.6%
Other	5,997,067	2.3%
Total	259,049,473	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(i)
Consumer Discretionary	$ 19,688,246	$ 4,230,534	$ —	$ 23,918,780
Consumer Staples	18,989,780	3,870,626	—	22,860,406
Energy	25,959,024	3,960,921	—	29,919,945
Financials	29,805,594	8,048,042	747	37,854,383
Health Care	30,492,950	4,981,311	—	35,474,261
Industrials	24,664,729	4,230,369	—	28,895,098
Information Technology	39,157,680	3,836,006	—	42,993,686
Materials	9,909,917	3,720,803	—	13,630,720
Telecommunications	7,253,485	3,936,187	—	11,189,672
Utilities	9,873,424	2,439,098	—	12,312,522
Fixed Income (i)
Corporate Bonds	—	54,898,073	35,011	54,933,084
Asset-Backed	—	2,098,959	—	2,098,959
Mortgage-Backed Securities Pass-Throughs	—	23,745,946	—	23,745,946
Commercial Mortgage-Backed Securities	—	9,266,234	—	9,266,234
Collateralized Mortgage Obligations	—	19,365,794	6,548,935	25,914,729
Government & Agency Obligations	—	30,429,652	—	30,429,652
Municipal Bonds and Notes	—	4,075,191	—	4,075,191
Preferred Security	—	—	180,000	180,000
Exchange-Traded Funds	24,802,949	—	—	24,802,949
Short-Term Investments	2,845,939	33,394,431	—	36,240,370
Derivatives (j)	—	277,040	—	277,040
Total	$ 243,443,717	$ 220,805,217	$ 6,764,693	$ 471,013,627

Liabilities
Derivatives (i)	$ (374,617)	$ (500,091)	$ —	$ (874,708)
Total	$ (374,617)	$ (500,091)	$ —	$ (874,708)
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments	Corporate Bonds	Collateralized Mortgage Obligations	Preferred Security	Total
Balance as of March 31, 2009	$ 590	$ 21,863	$ 320,708	$ 350,400	$ 693,561
Realized gains (loss)	—	—	15,256	(544,124)	(528,868)
Change in unrealized appreciation (depreciation)	5,265	10,533	101,382	791,543	908,723
Amortization premium/ discount	—	938	—	(419)	519
Net purchases (sales)	(5,108)	1,677	6,111,589	(417,400)	5,690,758
Net transfers in (out) of Level 3	—	—	—	—	—
Balance as of June 30, 2009	$ 747	$ 35,011	$ 6,548,935	$ 180,000	$ 6,764,693
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2009	$ 747	$ 10,533	$ 101,382	$ 791,543	$ 904,205

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of June 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ (460,197)	$ —
Foreign Exchange Contracts	$ —	$ (223,051)
Equity Contracts	$ 85,580	$ —

Futures. The Fund is subject to equity risk. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The Fund may enter into futures contracts on equity and fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use futures contracts to take advantage of short-term and medium-term inefficiencies and relative mispricings within the global equity, bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009